                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-8323
                                  ----------------------------------------------

              Seix Funds, Inc.
          ---------------------------------------------------------
              (Exact name of Registrant as specified in charter)

              300 Tice Blvd.,  Woodcliff Lake, NJ               07677
          ------------------------------------------------------------
              (Address of principal executive offices)        (Zip code)

              Christina Seix, Chairman of the Board, Principal Executive Officer 300 Tice Blvd., Woodcliff Lake, NJ 07677
          ------------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code: 201-391-0300
                                                   ------------------

Date of fiscal year end:   10/31/2003
                         ----------------------------

Date of reporting period:  11/01/02 - 10/31/03
                          ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 0549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1   REPORT TO SHAREHOLDERS.

                                SEIX FUNDS, INC.

                              Seix Core Bond Fund
                          Seix Intermediate Bond Fund
                              Seix High Yield Fund
                           Seix Limited Duration Fund

                                 ANNUAL REPORT
                                OCTOBER 31, 2003

SEIX FUNDS, INC.
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

                                                                December 8, 2003

Dear Shareholder:

We are pleased to provide you with information about the Seix Funds for the fiscal year ended October 31, 2003.

We greatly appreciate your participation in the Fund. We welcome the opportunity to discuss the objectives and results of the Fund. Please do not hesitate to contact us with any questions or comments you may have regarding this report.

Sincerely,

/s/ Chistina Seix                                                /s/ John Talty
      Christina Seix, Chairman                                            John Talty, President

SEIX FUNDS, INC.

TABLE OF CONTENTS

Cumulative Performance............................   1

Market Review.....................................   5

Portfolio of Investments
    Seix Core Bond Fund...........................   6
    Seix Intermediate Bond Fund...................  13
    Seix High Yield Fund..........................  18
    Seix Limited Duration Fund....................  26

Statements of Assets and Liabilities..............  28

Statements of Operations..........................  29

Statements of Changes in Net Assets...............  30

Financial Highlights..............................  32

Notes to Financial Statements.....................  38

Independent Auditors' Report......................  45

Other Information.................................  46

SEIX FUNDS, INC.
Seix Core Bond Fund
CUMULATIVE PERFORMANCE
OCTOBER 31, 2003
--------------------------------------------------------------------------------
         COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN SEIX
              CORE BOND FUND AND THE LEHMAN AGGREGATE BOND INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CLASS I

            SEIX CORE BOND FUND CLASS I  LEHMAN AGGREGATE BOND INDEX
12/30/97                     $1,000,000                   $1,000,000
1/31/98                      $1,016,000                   $1,015,230
2/28/98                      $1,013,491                   $1,014,420
3/31/98                      $1,018,025                   $1,017,870
4/30/98                      $1,022,579                   $1,023,160
5/31/98                      $1,032,744                   $1,032,880
6/30/98                      $1,040,908                   $1,041,660
7/31/98                      $1,042,957                   $1,043,850
8/31/98                      $1,056,239                   $1,060,860
9/30/98                      $1,074,015                   $1,085,680
10/31/98                     $1,068,723                   $1,079,930
11/30/98                     $1,075,389                   $1,086,090
12/31/98                     $1,080,306                   $1,089,350
1/31/99                      $1,088,493                   $1,097,080
2/28/99                      $1,070,564                   $1,077,880
3/31/99                      $1,079,244                   $1,083,810
4/30/99                      $1,081,754                   $1,087,280
5/31/99                      $1,069,661                   $1,077,710
6/30/99                      $1,066,739                   $1,074,260
7/31/99                      $1,063,661                   $1,069,750
8/31/99                      $1,060,345                   $1,069,220
9/30/99                      $1,072,935                   $1,081,620
10/31/99                     $1,077,229                   $1,085,620
11/30/99                     $1,078,031                   $1,085,510
12/31/99                     $1,074,571                   $1,080,300
1/31/2000                    $1,068,527                   $1,076,740
2/29/2000                    $1,137,698                   $1,089,770
3/31/2000                    $1,089,914                   $1,104,150
4/30/2000                    $1,086,148                   $1,100,950
5/31/2000                    $1,084,411                   $1,100,400
6/30/2000                    $1,107,626                   $1,123,290
7/31/2000                    $1,118,284                   $1,133,510
8/31/2000                    $1,135,186                   $1,149,940
9/30/2000                    $1,142,374                   $1,157,190
10/31/2000                   $1,148,630                   $1,164,830
11/30/2000                   $1,166,513                   $1,183,930
12/30/2000                   $1,186,353                   $1,205,950
1/31/2001                    $1,204,256                   $1,225,610
2/28/2001                    $1,215,200                   $1,236,270
3/31/2001                    $1,221,969                   $1,242,450
4/30/2001                    $1,218,132                   $1,237,230
5/31/2001                    $1,225,880                   $1,244,660
6/30/2001                    $1,231,523                   $1,249,390
7/31/2001                    $1,261,437                   $1,277,370
8/31/2001                    $1,275,185                   $1,292,060
9/30/2001                    $1,283,841                   $1,307,050
10/31/2001                   $1,307,343                   $1,334,370
11/30/2001                   $1,281,994                   $1,315,956
12/31/2001                   $1,267,430                   $1,307,536
1/31/2002                    $1,276,751                   $1,318,117
2/28/2002                    $1,288,269                   $1,330,914
3/31/2002                    $1,265,377                   $1,308,817
4/30/2002                    $1,289,432                   $1,334,210
5/31/2002                    $1,300,702                   $1,345,552
6/30/2002                    $1,303,107                   $1,357,254
7/31/2002                    $1,306,127                   $1,373,681
8/31/2002                    $1,323,698                   $1,396,885
9/30/2002                    $1,334,902                   $1,419,383
10/31/2002                   $1,324,012                   $1,412,844
11/30/2002                   $1,337,200                   $1,412,430
12/31/2002                   $1,363,450                   $1,441,670
1/31/2003                    $1,367,500                   $1,442,960
2/28/2003                    $1,386,760                   $1,462,880
3/31/2003                    $1,384,710                   $1,461,710
4/30/2003                    $1,403,260                   $1,473,840
5/31/2003                    $1,429,660                   $1,501,250
6/30/2003                    $1,424,660                   $1,498,250
7/31/2003                    $1,375,560                   $1,447,910
8/31/2003                    $1,389,740                   $1,457,460
9/30/2003                    $1,423,520                   $1,496,090
10/31/2003                   $1,411,180                   $1,482,170

Past performance is not indicative of future performance

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                          SEIX CORE BOND FUND CLASS P  LEHMAN AGGREGATE BOND INDEX
1/25/2002                                                                  $1,000,000                   $1,000,000
1/31/2002                                                                  $1,002,240                   $1,008,720
2/28/2002                                                                  $1,012,010                   $1,009,700
3/31/2002                                                                    $993,720                     $992,940
4/30/2002                                                                  $1,011,840                   $1,012,200
5/31/2002                                                                  $1,019,760                   $1,020,810
6/30/2002                                                                  $1,021,340                   $1,029,690
7/31/2002                                                                  $1,023,170                   $1,042,150
8/31/2002                                                                  $1,037,140                   $1,059,760
9/30/2002                                                                  $1,045,930                   $1,076,825
10/31/2002                                                                 $1,036,910                   $1,071,870
11/30/2002                                                                 $1,046,960                   $1,071,550
12/31/2002                                                                 $1,066,930                   $1,093,730
1/31/2003                                                                  $1,070,460                   $1,094,710
2/28/2003                                                                  $1,084,550                   $1,109,820
3/31/2003                                                                  $1,082,950                   $1,108,930
4/30/2003                                                                  $1,097,400                   $1,118,130
5/31/2003                                                                  $1,116,840                   $1,138,930
6/30/2003                                                                  $1,112,870                   $1,136,650
7/31/2003                                                                  $1,074,600                   $1,098,460
8/31/2003                                                                  $1,083,870                   $1,105,710
9/30/2003                                                                  $1,111,120                   $1,135,010
10/31/2003                                                                 $1,101,620                   $1,124,460
Past performance is not indicative of future performance

                             INVESTMENT PERFORMANCE
                    (FOR THE PERIODS ENDED OCTOBER 31, 2003)

                                         AVERAGE ANNUAL TOTAL RETURN
                                     One Year  Five Year  Since Inception
SEIX CORE BOND FUND CLASS I (a)         6.58%      5.71%           41.12%
Lehman Aggregate Bond Index*            4.91%      6.53%           48.22%
SEIX CORE BOND FUND CLASS P (a)         6.24%        N/A           10.16%
Lehman Aggregate Bond Index*            4.91%        N/A           12.45%

 * The Lehman Aggregate Bond Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues, mortgage-backed securities, asset backed securities and corporate mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.
 (a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SEIX FUNDS, INC.
Seix Intermediate Bond Fund
CUMULATIVE PERFORMANCE
OCTOBER 31, 2003
--------------------------------------------------------------------------------
         COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN SEIX INTERMEDIATE BOND FUND AND THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            SEIX INTERMEDIATE BOND FUND  LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX
6/30/99                      $1,000,000                                      $1,000,000
7/31/99                        $998,480                                        $999,100
8/31/99                      $1,000,247                                        $999,900
9/30/99                      $1,009,432                                      $1,009,200
10/31/99                     $1,011,340                                      $1,011,820
11/30/99                     $1,014,276                                      $1,013,040
12/31/99                     $1,012,412                                      $1,009,700
1/31/2000                    $1,009,700                                      $1,005,960
2/29/2000                    $1,018,969                                      $1,014,210
3/31/2000                    $1,032,270                                      $1,024,760
4/30/2000                    $1,028,575                                      $1,022,400
5/31/2000                    $1,028,754                                      $1,024,030
6/30/2000                    $1,045,677                                      $1,042,060
7/31/2000                    $1,053,390                                      $1,049,980
8/31/2000                    $1,067,859                                      $1,062,370
9/30/2000                    $1,077,430                                      $1,072,030
10/31/2000                   $1,082,904                                      $1,076,970
11/30/2000                   $1,097,321                                      $1,091,610
12/30/2000                   $1,115,540                                      $1,111,700
1/31/2001                    $1,133,069                                      $1,129,930
2/28/2001                    $1,142,876                                      $1,140,660
3/31/2001                    $1,150,998                                      $1,149,450
4/30/2001                    $1,148,377                                      $1,146,460
5/31/2001                    $1,154,057                                      $1,152,880
6/30/2001                    $1,157,457                                      $1,157,150
7/31/2001                    $1,182,098                                      $1,181,210
8/31/2001                    $1,193,193                                      $1,193,330
9/30/2001                    $1,207,600                                      $1,210,440
10/31/2001                   $1,222,320                                      $1,242,640
11/30/2001                   $1,202,054                                      $1,218,230
12/31/2001                   $1,193,926                                      $1,211,530
1/31/2002                    $1,198,876                                      $1,217,830
2/28/2002                    $1,208,263                                      $1,227,450
3/31/2002                    $1,189,562                                      $1,208,800
4/30/2002                    $1,209,205                                      $1,228,740
5/31/2002                    $1,217,969                                      $1,241,030
6/30/2002                    $1,223,396                                      $1,251,700
7/31/2002                    $1,231,353                                      $1,266,470
8/31/2002                    $1,243,698                                      $1,285,340
9/30/2002                    $1,259,527                                      $1,308,350
10/31/2002                   $1,252,548                                      $1,303,250
11/30/2002                   $1,256,320                                      $1,302,070
12/31/2002                   $1,279,710                                      $1,330,460
1/31/2003                    $1,279,440                                      $1,330,330
2/28/2003                    $1,295,540                                      $1,349,080
3/31/2003                    $1,294,430                                      $1,350,430
4/30/2003                    $1,304,600                                      $1,360,700
5/31/2003                    $1,329,830                                      $1,388,050
6/30/2003                    $1,327,010                                      $1,387,070
7/31/2003                    $1,291,590                                      $1,349,350
8/31/2003                    $1,297,640                                      $1,352,580
9/30/2003                    $1,329,820                                      $1,386,800
10/31/2003                   $1,317,140                                      $1,373,770

Past performance is not indicative of future performance
                             INVESTMENT PERFORMANCE
                    (FOR THE PERIODS ENDED OCTOBER 31, 2003)

                                          AVERAGE ANNUAL TOTAL RETURN
                                          One Year   Since Inception
SEIX INTERMEDIATE BOND FUND (a)               5.16%           31.71%
Lehman Intermediate Government/Corporate
  Index*                                      5.14%           37.38%

 * The Lehman Intermediate Government/Corporate Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities, having maturities of 10 years or less. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.
 (a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SEIX FUNDS, INC.
Seix High Yield Fund
CUMULATIVE PERFORMANCE
OCTOBER 31, 2003
--------------------------------------------------------------------------------
         COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN SEIX
            HIGH YIELD FUND AND THE MERRILL LYNCH HIGH YIELD INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CLASS I

            SEIX HIGH YIELD BOND FUND CLASS I  MERRILL LYNCH HIGH YIELD INDEX
12/29/2000                         $1,000,000                      $1,000,000
1/31/2001                          $1,054,460                      $1,059,600
2/28/2001                          $1,057,252                      $1,076,340
3/31/2001                          $1,057,816                      $1,062,130
4/30/2001                          $1,061,359                      $1,050,560
5/31/2001                          $1,073,343                      $1,063,100
6/30/2001                          $1,069,895                      $1,041,200
7/31/2001                          $1,086,684                      $1,057,340
8/31/2001                          $1,097,885                      $1,067,600
9/30/2001                          $1,070,982                        $999,060
10/31/2001                         $1,101,403                      $1,028,530
11/30/2001                         $1,120,210                      $1,061,950
12/31/2001                         $1,113,300                      $1,054,420
1/31/2002                          $1,119,930                      $1,060,320
2/28/2002                          $1,124,340                      $1,050,140
3/31/2002                          $1,130,510                      $1,082,850
4/30/2002                          $1,143,960                      $1,100,060
5/31/2002                          $1,147,550                      $1,094,120
6/30/2002                          $1,133,660                      $1,016,330
7/31/2002                          $1,128,870                        $975,880
8/31/2002                          $1,134,480                      $1,000,280
9/30/2002                          $1,140,920                        $984,270
10/31/2002                         $1,147,740                        $976,010
11/30/2002                         $1,177,903                      $1,034,470
12/31/2002                         $1,183,920                      $1,049,990
1/31/2003                          $1,196,910                      $1,080,230
2/28/2003                          $1,209,060                      $1,094,160
3/31/2003                          $1,233,910                      $1,122,500
4/30/2003                          $1,273,100                      $1,185,580
5/31/2003                          $1,276,100                      $1,198,390
6/30/2003                          $1,299,180                      $1,231,100
7/31/2003                          $1,272,880                      $1,213,500
8/31/2003                          $1,279,110                      $1,229,400
9/30/2003                          $1,311,010                      $1,262,220
10/31/2003                         $1,332,580                      $1,287,970

Past performance is not indicative of future performance

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                          SEIX HIGH YIELD BOND FUND CLASS P  MERRILL LYNCH HIGH YIELD INDEX
12/29/2001                                                                       $1,000,000                      $1,000,000
1/31/2002                                                                        $1,010,570                      $1,005,600
2/28/2002                                                                        $1,014,520                        $995,950
3/31/2002                                                                        $1,019,990                      $1,019,650
4/30/2002                                                                        $1,031,160                      $1,035,860
5/31/2002                                                                        $1,033,870                      $1,030,270
6/30/2002                                                                        $1,021,030                        $957,020
7/31/2002                                                                        $1,016,590                        $918,930
8/31/2002                                                                        $1,021,910                        $941,900
9/30/2002                                                                        $1,026,800                        $926,830
10/31/2002                                                                       $1,032,870                        $919,040
11/30/2002                                                                       $1,059,860                        $974,100
12/31/2002                                                                       $1,064,900                        $988,710
1/31/2003                                                                        $1,075,550                      $1,017,180
2/28/2003                                                                        $1,087,240                      $1,030,300
3/31/2003                                                                        $1,108,650                      $1,056,990
4/30/2003                                                                        $1,143,310                      $1,116,390
5/31/2003                                                                        $1,146,070                      $1,128,450
6/30/2003                                                                        $1,167,310                      $1,159,250
7/31/2003                                                                        $1,142,290                      $1,142,680
8/31/2003                                                                        $1,147,340                      $1,157,650
9/30/2003                                                                        $1,176,060                      $1,188,560
10/31/2003                                                                       $1,195,270                      $1,212,800
Past performance is not indicative of future performance

                             INVESTMENT PERFORMANCE
                    (FOR THE PERIODS ENDED OCTOBER 31, 2003)

                                          AVERAGE ANNUAL TOTAL RETURN
                                          One Year   Since Inception
SEIX HIGH YIELD FUND CLASS I (a)             16.10%           33.26%
Merrill Lynch High Yield Index*              31.96%           28.80%
SEIX HIGH YIELD FUND CLASS P (a)             15.72%           19.53%
Merrill Lynch High Yield Index*              31.96%           21.28%

 * The Merrill Lynch High Yield Index is an unmanaged, market value-weighted measure of U.S. corporate bond issues, having maturities of at least one year. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.
 (a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SEIX FUNDS, INC.
Seix Limited Duration Fund
CUMULATIVE PERFORMANCE
OCTOBER 31, 2003
--------------------------------------------------------------------------------
         COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN SEIX
           LIMITED DURATION FUND AND THE 3-MONTH TREASURY BILL INDEX*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                          SEIX LIMITED DURATION        3 MONTH
                                                                   Fund Class I  Treasury Bill Index
10/25/2002                                                           $1,000,000           $1,000,000
10/31/2002                                                           $1,000,020           $1,000,350
11/30/2002                                                           $1,000,270           $1,001,950
12/31/2002                                                           $1,001,390           $1,003,050
1/31/2003                                                            $1,002,340           $1,004,160
2/28/2003                                                            $1,003,310           $1,005,060
3/31/2003                                                            $1,003,090           $1,006,170
4/30/2003                                                            $1,005,080           $1,007,070
5/31/2003                                                            $1,005,890           $1,008,080
6/30/2003                                                            $1,006,830           $1,009,390
7/31/2003                                                            $1,007,740           $1,010,100
8/31/2003                                                            $1,008,540           $1,010,900
9/30/2003                                                            $1,009,340           $1,011,810
10/31/2003                                                           $1,009,210           $1,012,620
Past performance is not indicative of future performance

                             INVESTMENT PERFORMANCE
                    (FOR THE PERIODS ENDED OCTOBER 31, 2003)

                                          AVERAGE ANNUAL TOTAL RETURN
                                          One Year   Since Inception
SEIX LIMITED DURATION FUND (a)                0.92%             0.92%
3-Month Treasury Bill Index*                  1.23%             1.26%

 * The 3-Month Treasury Bill Index is based on the results of auctions that the U.S. Treasury holds for its 3-Month Treasury bills.
 (a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SEIX FUNDS, INC.
MARKET REVIEW:
OCTOBER 31, 2003
--------------------------------------------------------------------------------

US ECONOMY AND MARKETS: The (fiscal) year just ended saw a steady improvement in the country's economic fortunes. The quarterly reports on corporate earnings supported our conviction that the ingredients were in place for a continuation of the economic expansion. In addition, consumers and businesses experienced record low interest rates and there was a significant pick-up in government and business capital spending.

A number of fundamental and technical conditions in the fixed income markets provided a favorable environment for all yield sectors during 2003.

FUNDAMENTAL FACTORS:

- The huge deleveraging in corporate America has dramatically improved balance sheets;
-  Default rates have declined substantially;
- There is a compelling yield advantage in Corporate and Mortgage-backed securities; particularly in High Yield securities.

TECHNICAL FACTORS:

- There has been a reduction in supply; corporations are buying back, rather than issuing, debt as operations are more readily funded from current cash flow;
- There has been a dramatic increase in demand; Corporate and High Yield Bond Funds have experienced the largest streak of cash inflows since 1992.

As consumer confidence has climbed, buoyed by mortgage refinancings, tax cuts and a stronger stock market, business spending and corporate profitability have also shown improvement. Deflationary risks continue to fade as evidenced by the robust stock and corporate bond performance, steady inflationary expectations priced into the TIPS (Treasury Inflation Protected Securities) market and stimulative monetary and fiscal policies.

Over the past year, the credit markets have become significantly calmer, and yield spreads have reverted to more normal levels. Companies and investors have been more successful in "working out" and restructuring debt that would previously have placed the company in peril of bankruptcy. In the High Yield sector, according to data from Merrill Lynch, the portion of the High Yield market that is distressed has dropped dramatically, from 35.5% to 7.5%, a level not seen since August 1998. In calmer markets, good security selection decisions get rewarded. As markets become more rational, investment opportunities surface from a wider array of sectors and themes.

We remain of the opinion that the economic recovery is very much on track. The employment data is becoming more consistently favorable, albeit at a gradual pace. In the meantime, Gross Domestic Product has averaged +2.7% over the last seven quarters. More than $200 billion of stimulus from the new tax law is working its way through the economy. Low interest rates, mortgage refinancings and a strong housing market are keeping the consumer optimistic. Corporate profits are solid and core inflation is very tame, giving the Federal Reserve an extended window to keep short term rates near historically low levels.

INVESTMENT STRATEGY: Over the next year, the Seix Core and Intermediate Bond Funds will emphasize the Credit and Mortgage-Backed sectors, as we expect Treasuries to underperform. US TIPS will also be included in the fund as we expect them to benefit from any inflationary pressures that may accompany the economic recovery. The Core and Intermediate Funds are positioned to benefit from a change in the yield curve - the relationship of long and short term yields. We will combine market sectors to keep volatility low and income high. For the Seix High Yield Fund, the constructive economic environment means we are overweighting industries and issuers that will benefit most from the positive credit and refinancing wave. For instance, revenue for Broadcasters is expected to increase comfortably in 2004 given the upcoming elections and Olympics. Surviving Technology companies are experiencing a turnaround after the severe dislocations of the past three years.

A slow and steady recovery will be very favorable for the entire credit sector. We believe the longer term outlook for the credit sector is very positive as the trends that have been in place since November 2002, continue to drive spreads lower. Strong investor demand for yield and income should also continue in 2004. With the progress of a low inflation recovery in the financial markets, the case for bonds remains strong.

SEIX FUNDS, INC.

Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS
                                COUPON
OCTOBER 31, 2003                 RATE     MATURITY    PAR/FACE     VALUE (A)

------------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY
     OBLIGATIONS: 57.1%
    U.S. TREASURY OBLIGATIONS: 19.8%
    U.S. Treasury Bond           5.375%  02/15/2031  $2,010,000   $ 2,077,130
    U.S. Treasury Inflation
      Indexed Bond               1.875%  07/15/2013     829,100       826,833
    U.S. Treasury Note           3.000%  11/30/2003     180,000       180,260
    U.S. Treasury Note           3.000%  01/31/2004   1,970,000     1,979,389
    U.S. Treasury Note           3.000%  02/29/2004     540,000       543,417
    U.S. Treasury Note           3.125%  10/15/2008      45,000        44,750
    U.S. Treasury Note           3.875%  02/15/2013     690,000       670,782
    U.S. Treasury Note           4.250%  08/15/2013      60,000        59,756
    U.S. Treasury Note           6.000%  08/15/2009     308,000       348,257
                                                                  -----------
                                                                    6,730,574
                                                                  -----------
    U.S. GOVERNMENT AGENCY OBLIGATIONS
     AND PASS-THROUGH CERTIFICATES:
     26.9%
    FHLMC                        7.000%  03/01/2032       1,928         2,029
    FHLMC                        8.500%  03/01/2020       3,671         3,947
    FHLMC TBA                    5.000%  12/01/2033     603,000       591,506
    FHLMC TBA                    5.500%  12/01/2032   1,964,000     1,972,593
    FHLMC TBA                    6.000%  12/01/2032   1,297,000     1,326,587
    FNMA                         4.375%  03/15/2013     695,000       677,845
    FNMA                         6.500%  02/01/2029      42,548        44,206
    FNMA                         6.500%  07/01/2032       7,579         7,874
    FNMA                         7.250%  05/15/2030     725,000       877,223
    FNMA TBA                     4.500%  12/01/2018     893,000       889,093
    FNMA TBA                     5.000%  11/01/2018   1,048,000     1,064,375
    FNMA TBA                     5.500%  11/01/2018     859,000       884,233
    FNMA TBA                     6.000%  11/01/2016     442,000       459,680
    GNMA TBA                     5.500%  11/01/2033     342,000       346,382
                                                                  -----------
                                                                    9,147,573
                                                                  -----------
    U.S. GOVERNMENT AGENCY
     COLLATERALIZED MORTGAGE
     OBLIGATIONS: 10.4%
    FHLMC - Pool # C01345        7.000%  04/01/2032      35,033        36,855
    FHLMC - Pool # C55998        6.500%  10/01/2029      92,072        95,766
    FHLMC - Pool # C77991        6.000%  04/01/2033      28,835        29,599
    FHLMC - Pool # C78095        6.000%  04/01/2033      87,892        90,220
    FNMA - Pool # 254479         6.500%  10/01/2032      59,812        62,144
    FNMA - Pool # 254516         6.500%  09/01/2032      25,557        26,553
    FNMA - Pool # 254768         6.000%  06/01/2033     171,088       175,673
    FNMA - Pool # 254779         7.000%  05/01/2033      37,586        39,571
    FNMA - Pool # 254923         7.000%  08/01/2033      57,024        60,035
    FNMA - Pool # 303076         6.500%  09/01/2024      54,750        56,885
    FNMA - Pool # 313877         6.500%  12/01/2027      18,223        18,968
    FNMA - Pool # 323835         6.500%  05/01/2029      62,353        64,784
    FNMA - Pool # 415783         6.500%  05/01/2028       3,984         4,144
    FNMA - Pool # 415796         6.500%  05/01/2028       1,493         1,553
    FNMA - Pool # 415956         6.500%  05/01/2028       3,765         3,916
    FNMA - Pool # 433330         6.500%  08/01/2028       3,710         3,855
    FNMA - Pool # 451121         6.500%  11/01/2028      24,490        25,474
    FNMA - Pool # 535285         6.500%  02/01/2030      16,240        16,893
    FNMA - Pool # 535899         6.000%  04/01/2031      73,147        75,107
    FNMA - Pool # 540913         7.000%  06/01/2031      18,936        20,024
    FNMA - Pool # 543302         6.500%  05/01/2029       7,040         7,315
    FNMA - Pool # 545815         7.000%  07/01/2032       5,333         5,615
    FNMA - Pool # 622548         7.000%  04/01/2031      71,005        74,755
    FNMA - Pool # 635186         6.500%  09/01/2032      33,678        34,989
    FNMA - Pool # 639252         6.500%  11/01/2032      23,763        24,689
    FNMA - Pool # 663868         6.500%  10/01/2032      91,414        94,978
    FNMA - Pool # 694541         6.500%  10/01/2032      24,716        25,680
    FNMA - Pool # 713589         7.000%  04/01/2033     457,016       481,152
    FNMA - Pool # 734233         6.500%  06/01/2033      52,750        54,807

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                       RATE     MATURITY    PAR/FACE     VALUE (A)

    FNMA - Pool # 734235               7.000%  06/01/2033  $   84,533   $    88,998
    FNMA - Pool # 739539               6.500%  10/01/2033     201,123       208,964
    FNMA - Pool # 743515               7.000%  10/01/2033      27,975        29,453
    FNMA - Pool # 744251               6.500%  10/01/2033       8,992         9,343
    FNMA - Pool # 748111               6.500%  10/01/2033     114,916       119,396
    FNMA - Pool # 753008               6.500%  11/01/2033     375,000       389,620
    GNMA - Pool # 485909               7.500%  04/15/2031      10,245        10,945
    GNMA - Pool # 506673               7.500%  04/15/2029       6,244         6,670
    GNMA - Pool # 536081               7.500%  01/15/2031       6,538         6,984
    GNMA - Pool # 544535               7.500%  05/15/2031      10,373        11,081
    GNMA - Pool # 550153               7.000%  07/15/2031     237,833       251,925
    GNMA - Pool # 550497               7.500%  05/15/2031      35,408        37,827
    GNMA - Pool # 552114               7.500%  10/15/2031      92,553        98,876
    GNMA - Pool # 552903               6.500%  11/15/2032      40,396        42,298
    GNMA - Pool # 553125               6.000%  03/15/2033      47,074        48,640
    GNMA - Pool # 571206               7.500%  09/15/2031      63,181        67,497
    GNMA - Pool # 574848               7.500%  11/15/2031      15,832        16,914
    GNMA - Pool # 587025               6.500%  04/15/2032      74,265        77,761
    GNMA - Pool # 603413               6.500%  01/15/2033      98,466       103,100
    GNMA - Pool # 604348               6.000%  05/15/2033      76,000        78,528
    GNMA - Pool # 606851               6.500%  07/15/2032      97,902       102,510
                                                                        -----------
                                                                          3,519,329
                                                                        -----------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $19,403,930)     19,397,476
                                                                        -----------

    CORPORATE OBLIGATIONS: 34.8%
    AEROSPACE & DEFENSE: 0.7%
    Bombardier, Inc. (144A)            6.750%  05/01/2012     100,000       106,250
    Systems 2001 Asset Trust, Ser.
      2001, Class G (144A)             6.664%  09/15/2013     121,325       133,707
                                                                        -----------
                                                                            239,957
                                                                        -----------
    AUTOMOTIVE: 2.1%
    DaimlerChrysler North America
      Holding Corp.                    4.750%  01/15/2008      35,000        34,971
    DaimlerChrysler North America
      Holding Corp.                    8.500%  01/18/2031      30,000        33,644
    ERAC USA Finance Co. (144A)        7.350%  06/15/2008      85,000        96,988
    Ford Motor Co.                     7.450%  07/16/2031     300,000       269,490
    General Motors Acceptance Corp.    8.000%  11/01/2031      60,000        61,704
    General Motors Acceptance Corp.    8.375%  07/15/2033     195,000       205,737
                                                                        -----------
                                                                            702,534
                                                                        -----------
    BANKING: 5.1%
    Asian Development Bank             6.125%  03/09/2004      75,000        76,307
    Bank of America Corp.              5.750%  03/01/2004      70,000        71,015
    Bank of America Corp.              6.625%  06/15/2004      70,000        72,280
    Bank One Corp.                     5.625%  02/17/2004     100,000       101,243
    Bank One Corp.                     7.625%  08/01/2005      60,000        65,654
    Core Investment Grade Bond Trust   4.727%  11/30/2007      85,000        88,042
    European Investment Bank           4.750%  04/26/2004     125,000       127,037
    First Union Corp.                  7.550%  08/18/2005      75,000        82,279
    Golden West Financial Corp.        4.125%  08/15/2007      90,000        92,731
    J.P. Morgan Chase & Co.            6.625%  03/15/2012     110,000       122,315
    KeyCorp                            4.625%  05/16/2005      50,000        52,082
    Mellon Funding Corp.               5.750%  11/15/2003     140,000       140,178
    Royal Bank of Scotland Group PLC
      (Yankee) (FRN)                   7.648%  08/31/2049      75,000        88,811
    Societe Generale Real Estate Co.
      Ser. A - Preferred - (Yankee)
      (FRN) (144A)                     7.640%  12/29/2049      80,000        90,189
    Sovereign Bancorp, Inc.           10.500%  11/15/2006      85,000       100,879
    SunTrust Banks, Inc.               6.125%  02/15/2004      80,000        81,092
    Wachovia Corp.                     6.700%  06/21/2004     125,000       129,246
    Wells Fargo & Co.                  4.800%  07/29/2005      30,000        31,459

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE     MATURITY    PAR/FACE    VALUE (A)

    Wells Fargo & Co.                  6.625%  07/15/2004  $   60,000   $    62,143
    Wells Fargo Financial, Inc.        5.450%  05/03/2004      70,000        71,398
                                                                        -----------
                                                                          1,746,380
                                                                        -----------
    BEVERAGES, FOOD & TOBACCO: 1.3%
    Coca-Cola Co.                      4.000%  06/01/2005      70,000        72,410
    Diageo Capital PLC                 6.625%  06/24/2004     130,000       134,360
    Kellogg Co.                        6.625%  01/29/2004      65,000        65,747
    Miller Brewing Co. (144A)          4.250%  08/15/2008      80,000        80,788
    Unilever Capital Corp.             6.750%  11/01/2003      95,000        95,000
                                                                        -----------
                                                                            448,305
                                                                        -----------
    COMMERCIAL SERVICES: 0.5%
    International Lease Finance
      Corp.                            5.625%  06/01/2007      40,000        43,033
    International Lease Finance
      Corp.                            5.875%  05/01/2013      20,000        20,879
    Waste Management, Inc.             6.500%  11/15/2008      80,000        88,488
                                                                        -----------
                                                                            152,400
                                                                        -----------
    COMMUNICATIONS: 0.4%
    International Telecom Satellite
      (144A)                           6.500%  11/01/2013      35,000        35,651
    News America Holdings, Inc.        9.250%  02/01/2013      85,000       109,460
                                                                        -----------
                                                                            145,111
                                                                        -----------
    COMPUTER SOFTWARE & PROCESSING: 0.1%
    GTECH Holdings Corp. (144A)        4.750%  10/15/2010      40,000        40,191
                                                                        -----------
    COMPUTERS & INFORMATION: 0.6%
    3M Co.                             4.250%  09/01/2004     155,000       158,712
    NCR Corp.                          7.125%  06/15/2009      40,000        43,846
                                                                        -----------
                                                                            202,558
                                                                        -----------
    CONTAINERS & PACKAGING: 0.2%
    Packaging Corp. of America, Inc.
      (144A)                           5.750%  08/01/2013      60,000        59,816
                                                                        -----------
    COSMETICS & PERSONAL CARE: 0.4%
    Dial Corp.                         7.000%  08/15/2006      70,000        77,397
    Gillette Co. (144A)                3.750%  12/01/2004      40,000        40,917
                                                                        -----------
                                                                            118,314
                                                                        -----------
    DIVERSIFIED MINERALS: 0.2%
    Codelco Inc. (144A)                5.500%  10/15/2013      65,000        65,294
                                                                        -----------
    ELECTRIC UTILITIES: 4.8%
    Alabama Power Co.                  4.875%  09/01/2004      70,000        71,995
    Appalachian Power Co., Series E    4.800%  06/15/2005      35,000        36,325
    Carolina Power & Light Co.         6.500%  07/15/2012      40,000        43,749
    CenterPoint Energy Resources
      Corp. (144A)                     7.875%  04/01/2013      70,000        79,540
    Cincinnati Gas & Electric, Co.     5.700%  09/15/2012      30,000        31,274
    Comed Financing III                6.350%  03/15/2033      65,000        63,102
    Dominion Resources Capital Trust
      III                              8.400%  01/15/2031      60,000        71,435
    Dominion Resources, Inc., Series
      B                                7.625%  07/15/2005      75,000        81,677
    Entergy Gulf States, Inc.          5.200%  12/03/2007      55,000        56,086
    Exelon Generation Co. LLC          6.950%  06/15/2011      20,000        22,307
    Florida Power & Light Co.          6.875%  12/01/2005      25,000        27,305
    General Electric Co.               5.000%  02/01/2013     310,000       311,964
    MidAmerican Energy Holdings, Co.   7.520%  09/15/2008      65,000        73,945
    Northern States Power Co.          2.875%  08/01/2006      40,000        40,003
    Oncor Electric Delivery Co.        7.000%  05/01/2032      70,000        76,350
    Powergen US Funding LLC            4.500%  10/15/2004      60,000        61,271
    PSEG Power LLC                     7.750%  04/15/2011      60,000        70,145
    Public Service Co. of Colorado     4.375%  10/01/2008      75,000        76,943

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

------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE     MATURITY    PAR/FACE    VALUE (A)

    Public Service Electric & Gas
      Co.                              6.500%  05/01/2004  $  105,000   $   107,558
    Schlumberger Technology Corp.
      (144A)                           6.500%  04/15/2012      70,000        77,923
    TXU Energy Co. LLC (144A)          7.000%  03/15/2013      90,000        98,724
    Western Resources, Inc.            7.875%  05/01/2007      45,000        50,681
                                                                        -----------
                                                                          1,630,302
                                                                        -----------
    ELECTRONICS: 0.2%
    Texas Instruments, Inc.            7.000%  08/15/2004      60,000        62,593
                                                                        -----------
    ENTERTAINMENT & LEISURE: 0.2%
    Harrah's Operating, Inc.           7.125%  06/01/2007      20,000        22,467
    Harrah's Operating, Inc.           7.500%  01/15/2009      40,000        45,658
                                                                        -----------
                                                                             68,125
                                                                        -----------
    FINANCIAL SERVICES: 6.9%
    Ace Capital Trust II               9.700%  04/01/2030      35,000        45,551
    American Honda Finance Corp.
      (144A)                           3.850%  11/06/2008      80,000        80,102
    Berkshire Hathaway Finance Corp.
      (144A)                           3.375%  10/15/2008     165,000       162,984
    BNP US Funding, LLC (FRN) (144A)   7.738%  12/05/2007     120,000       137,740
    Capital One Bank Corp.             8.250%  06/15/2005     100,000       108,668
    Caterpillar Financial Services
      Corp.                            6.875%  08/01/2004     135,000       140,367
    CIT Group, Inc.                    5.750%  09/25/2007      40,000        43,069
    CIT Group, Inc.                    7.375%  04/02/2007      60,000        67,679
    Citigroup, Inc.                    5.625%  08/27/2012      65,000        68,578
    Citigroup, Inc.                    5.800%  03/15/2004     125,000       127,061
    Citigroup, Inc.                    5.875%  02/22/2033      30,000        29,442
    Countrywide Home Loans             5.250%  06/15/2004      70,000        71,581
    Credit Suisse First Boston USA,
      Inc.                             6.500%  01/15/2012      85,000        93,867
    Goldman Sachs Group, Inc.          6.600%  01/15/2012      45,000        49,912
    Household Finance Corp.            6.375%  11/27/2012      40,000        43,560
    Household Finance Corp.            7.625%  05/17/2032      90,000       106,922
    J.P. Morgan Chase & Co.            5.750%  02/25/2004     145,000       146,918
    John Deere Capital Corp.           3.900%  01/15/2008      45,000        45,560
    MBNA Corp.                         7.500%  03/15/2012      50,000        57,032
    Merrill Lynch & Co.                3.700%  04/21/2008      30,000        30,046
    Merrill Lynch & Co.                5.350%  06/15/2004     130,000       133,193
    Monumental Global Funding II,
      Series A (144A)                  5.200%  01/30/2007     105,000       113,163
    Morgan Stanley                     5.625%  01/20/2004     100,000       100,923
    Natexis AMBS Co. LLC (144A)        8.440%  06/30/2008     140,000       164,085
    Washington Mutual, Inc.            7.500%  08/15/2006     150,000       168,212
                                                                        -----------
                                                                          2,336,215
                                                                        -----------
    FOREST PRODUCTS & PAPER: 0.1%
    Sappi Papier Holding AG (144A)     6.750%  06/15/2012      35,000        37,715
                                                                        -----------
    HEALTH CARE PROVIDERS: 0.5%
    HCA, Inc.                          7.125%  06/01/2006      45,000        48,198
    HCA, Inc.                          7.875%  02/01/2011      55,000        60,576
    Wellpoint Health Networks, Inc.    6.375%  06/15/2006      65,000        71,044
                                                                        -----------
                                                                            179,818
                                                                        -----------
    INDUSTRIAL - DIVERSIFIED: 0.2%
    Tyco International Group SA        5.800%  08/01/2006      70,000        73,150
                                                                        -----------
    INSURANCE: 1.4%
    AIG SunAmerica Global Financing
      IX (144A)                        5.100%  01/17/2007      30,000        32,157
    Anthem Insurance Companies, Inc.
      (144A)                           9.125%  04/01/2010      40,000        49,877
    Anthem Insurance Cos., Inc.
      (144A)                           9.000%  04/01/2027      70,000        91,455
    AON Corp.                          6.700%  01/15/2007      55,000        60,128
    Fund American Companies, Inc.      5.875%  05/15/2013     110,000       109,866
    Metlife, Inc.                      5.250%  12/01/2006      45,000        48,521

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

------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE     MATURITY    PAR/FACE    VALUE (A)

    Prudential Financial, Inc.         3.750%  05/01/2008  $   40,000   $    39,877
    Travelers Property Casualty
      Corp.                            6.375%  03/15/2033      50,000        51,933
                                                                        -----------
                                                                            483,814
                                                                        -----------
    MEDIA - BROADCASTING & PUBLISHING: 1.0%
    Comcast Cable Communications
      Corp.                            6.750%  01/30/2011      30,000        33,208
    Comcast Cable Communications
      Corp.                            7.125%  06/15/2013     135,000       151,508
    Time Warner Entertainment Co.,
      LP                               8.375%  03/15/2023      15,000        18,250
    Time Warner Entertainment Co.,
      LP                               8.375%  07/15/2033      60,000        74,474
    Univision Communications, Inc.     7.850%  07/15/2011      65,000        76,477
                                                                        -----------
                                                                            353,917
                                                                        -----------
    MEDICAL SUPPLIES: 0.2%
    Johnson & Johnson                  8.720%  11/01/2024      70,000        77,540
                                                                        -----------
    METALS: 0.6%
    Barrick Gold Finance, Inc.         7.500%  05/01/2007      35,000        39,451
    Inco Ltd.                          7.750%  05/15/2012      60,000        69,756
    Pepsi Bottling Holdings, Inc.
      (144A)                           5.375%  02/17/2004     105,000       106,212
                                                                        -----------
                                                                            215,419
                                                                        -----------
    OIL & GAS: 3.4%
    BP Capital Markets PLC             4.000%  04/29/2005      90,000        93,140
    California Petroleum Transport
      Corp.                            8.520%  04/01/2015     100,000       111,588
    Conoco, Inc.                       5.900%  04/15/2004     115,000       117,346
    Devon Financing Corp. ULC          7.875%  09/30/2031      90,000       106,493
    Enterprise Products Partners, LP   6.875%  03/01/2033      25,000        25,883
    Kinder Morgan, Inc.                7.250%  03/01/2028      40,000        43,914
    KN Capital Trust III               7.630%  04/15/2028      75,000        81,466
    Motiva Ltd. (144A)                 5.200%  09/15/2012      70,000        71,057
    Nabors Industries, Inc.            6.800%  04/15/2004     120,000       122,876
    Panhandle Eastern Pipeline Co.
      (144A)                           4.800%  08/15/2008      65,000        66,386
    Pennzoil Co.                      10.250%  11/01/2005      15,000        17,172
    Phillips Petroleum Co.             6.375%  03/30/2009      30,000        33,431
    Phillips Petroleum Co.             8.750%  05/25/2010      55,000        68,343
    SEACOR SMIT, Inc.                  5.875%  10/01/2012      50,000        51,021
    Transocean Sedco Forex, Inc.       9.500%  12/15/2008     115,000       142,421
                                                                        -----------
                                                                          1,152,537
                                                                        -----------
    PHARMACEUTICALS: 0.5%
    Abbott Laboratories, Inc.          5.125%  07/01/2004     155,000       158,792
                                                                        -----------
    REAL ESTATE: 0.1%
    Simon Property Group, LP           6.375%  11/15/2007      30,000        32,873
                                                                        -----------
    RETAILERS: 0.5%
    Wal-Mart Stores, Inc.              6.550%  08/10/2004     150,000       155,865
                                                                        -----------
    TELEPHONE SYSTEMS: 2.5%
    ALLTEL Corp.                       7.250%  04/01/2004     115,000       117,761
    ALLTEL Corp.                       7.875%  07/01/2032      30,000        36,320
    AT&T Corp.                         8.000%  11/15/2031      95,000       107,726
    AT&T Wireless Services, Inc.       8.750%  03/01/2031     125,000       150,318
    Sprint Capital Corp.               8.750%  03/15/2032     175,000       199,047
    Telus Corp.                        7.500%  06/01/2007      60,000        66,634
    Verizon Virginia, Inc.             4.625%  03/15/2013     125,000       119,531
    Vodafone Airtouch PLC              7.875%  02/15/2030      30,000        36,048
                                                                        -----------
                                                                            833,385
                                                                        -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE     MATURITY    PAR/FACE    VALUE (A)

    TRANSPORTATION: 0.1%
    Union Pacific Corp.                7.600%  05/01/2005  $   35,000   $    37,974
                                                                        -----------
     TOTAL CORPORATE OBLIGATIONS (COST - $11,319,561)                    11,810,894
                                                                        -----------

    SOVEREIGN DEBT OBLIGATIONS: 1.1%
    CANADA: 0.6%
    Manitoba Province (Yankee)         6.125%  01/19/2004     115,000       116,135
    Saskatchewan Province (Yankee)     8.000%  07/15/2004      85,000        88,832
                                                                        -----------
                                                                            204,967
                                                                        -----------
    MEXICO: 0.5%
    United Mexican States              8.300%  08/15/2031     140,000       155,540
                                                                        -----------
     TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $356,249)                     360,507
                                                                        -----------

PREFERRED STOCKS: 0.3%                                                                SHARES
                                                                                      ----------
Centaur Funding Corp. Preferred-Class B (144A) (Cost - $84,284)  %.080    04/20/2020       80         95,625
                                                                                                   -----------

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.0%                                                      PAR/FACE
                                                                                               ----------
Amortizing Residential Collateral Trust, Series 2002-BC1F, Class A (FRN)  %.180    01/25/2032  245,312     245,006
    Amortizing Residential Collateral Trust, Series 2002-BC3M, Class A
      (FRN)                                                                2.080%  06/25/2032     241,062       240,874
    Asset Securitization Corp., Series 1996-MD6, Class A1B (FRN)           6.880%  11/13/2029     285,000       285,310
    IMPAC CMB Trust, Series 2002-1, Class A1 (FRN)                         2.170%  03/25/2032      75,489        75,504
    IMPAC CMB Trust, Series 2002-3, Class A1 (FRN)                         2.084%  06/25/2032     179,354       179,453
                                                                                                            -----------
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $1,034,391)                                            1,026,147
                                                                                                            -----------

    ASSET BACKED SECURITIES: 21.1%
    Aames Mortgage Trust, Series 1999-1, Class AF                          7.290%  07/15/2029      34,187        35,752
    Aames Mortgage Trust, Series 1999-2, Class AF                          7.589%  10/15/2029      59,032        62,167
    American Express Master Trust, Series 2000-2, Class A (FRN)            2.690%  09/17/2007     195,000       195,241
    American Express Master Trust, Series 2002-2, Class A (FRN)            1.873%  05/15/2006     255,000       255,000
    BA Master Credit Card Trust, Series 2001-A, Class A (FRN)              2.020%  06/15/2008     380,000       380,771
    Banc One Heloc Trust, Series 1996-A, Class A (FRN)                     6.821%  05/15/2021      21,466        21,478
    Bank One Issuance Trust, Series 2003-A2, Class A (FRN)                 1.388%  10/15/2008     276,000       276,127
    Chase Credit Card Master Trust, Series 1997-1, Class A (FRN)           6.710%  10/15/2006     305,000       304,991
    Citibank Credit Card Master Trust, Series 2002-A5, Class A5 (FRN)      1.299%  09/17/2007     143,000       142,977
    Cityscape Home Equity Loan Trust, Series 1996-3, Class A8              7.650%  09/25/2025      89,745        89,659
    Countrywide Asset-Backed Securities, Inc., Series 2002-B (FRN)         2.129%  04/15/2028     188,525       188,273
    Countrywide Asset-Backed Securities, Inc., Series 2002-D (FRN)         2.020%  08/15/2028     192,086       191,183
    Delta Funding Home Equity Loan Trust, Series 1999-3, Class A1F         7.462%  09/15/2029      17,852        19,309
    Discover Card Master Trust I, Series 1999-5, Class A (FRN)             2.705%  12/18/2006     175,000       175,066
    EQCC Home Equity Loan Trust, Series 1993-3, Class A7F                  7.448%  08/25/2030      36,172        37,876
    Falcon Franchise Loan LLC, Series 2001-1, Class A1 (144A)              7.382%  05/05/2010     201,774       219,276
    FHLMC Structured Pass Through Securities, Series T-49, Class AV
      (FRN)                                                                1.964%  12/25/2032     165,907       166,041
    First USA Credit Card Master Trust, Series 1999-1, Class A (FRN)       2.050%  10/19/2006     175,000       175,027
    First USA Credit Card Master Trust, Series 1999-3, Class A (FRN)       2.651%  01/19/2007     175,000       175,042
    Fleet Credit Card Master Trust, Series 2001-A, Class A (FRN)           2.050%  08/15/2008     285,000       285,785
    Fleet Home Equity Loan Trust, Series 2003-1, Class A (FRN)             1.570%  01/20/2033     175,761       175,616
    FNMA Grantor Trust, Series 2002-T10, Class A1 (FRN)                    1.943%  06/25/2032     157,706       157,292
    FNMA Grantor Trust, Series 2002-T13, Class A1 (FRN)                    1.920%  08/25/2032     238,596       238,542
    FNMA Grantor Trust, Series 2003-T3, Class A1 (FRN)                     1.460%  06/25/2033     224,363       224,363
    FNMA Grantor Trust, Series 2003-T4, Class 1A (FRN)                     1.420%  09/26/2033     309,562       309,562
    Greenpoint Home Equity Loan Trust, Series 2001-1, Class A2 (FRN)       5.253%  04/15/2027     145,216       145,216
    Greenpoint Home Equity Loan Trust, Series 2003-1, Class 1              1.390%  04/15/2029     287,250       286,569
    MBNA Credit Card Master Note Trust, Series 2001-A4, Class A (FRN)      2.030%  02/15/2007     710,000       710,251
    MBNA Master Credit Card Trust, Series 1995-A, Class A (FRN)            4.860%  01/16/2007     165,000       165,238

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                                          COUPON
OCTOBER 31, 2003                                                          RATE     MATURITY    PAR/FACE    VALUE (A)

    Mellon Bank Home Equity Loan Trust, Series 2001-1, Class A (FRN)       5.511%  03/20/2027  $  195,243   $   195,288
    Mellon Bank Home Equity Loan Trust, Series 2001-TBC1, Class A1 (FRN)   2.198%  11/15/2031      21,221        21,243
    Merrill Lynch Home Equity Loan, Series 1997-1, Class A (FRN)           5.994%  09/25/2027     157,108       156,672
    Morgan Stanley Dean Witter Credit Card Trust, Series 2003-1, Class A   1.390%  11/25/2015     225,913       225,539
    New Century Home Equity Loan Trust, Series 1999-NCB, Class A4          7.530%  09/25/2028      14,393        14,688
    New Century Home Equity Loan Trust, Series 1999-NCB, Class A7          7.540%  06/25/2029      30,405        31,677
    Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class
      AII (FRN)                                                            1.650%  03/25/2033         882           881
    Residential Asset Securities Corp., Series 2001-KS4, Class A2 (FRN)    2.170%  05/25/2032     211,467       211,872
    Residential Funding Mortgage Securities II, Series 2003-HS1, Class
      AII (FRN)                                                            1.672%  12/25/2032     104,449       104,257
    Soundview Home Equity Loan Trust, Series 2001-1, Class A               6.265%  04/15/2031      31,397        32,515
    UCFC Home Equity Loan, Series 1997-A1, Class A6                        7.435%  11/15/2024      13,819        13,983
    UCFC Home Equity Loan, Series 1997-C, Class A7                         6.845%  01/15/2029      86,071        89,179
    UCFC Home Equity Loan, Series 1997-D, Class A5                         6.755%  11/15/2023      22,462        22,449
    Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A (FRN)    1.783%  12/25/2032     150,648       150,889
    Wachovia Asset Securitization, Inc., Series 2003-HE1, Class A1 (FRN)   1.410%  03/25/2033     104,153       104,171
                                                                                                            -----------
     TOTAL ASSET BACKED SECURITIES (COST - $7,167,404)                                                        7,184,993
                                                                                                            -----------

    REPURCHASE AGREEMENTS: 6.5%
    Investors Bank & Trust Company Repurchase Agreement, in the amount of $2,192,457: Issued 10/31/03 (collateralized by $2,250,513 par of FNMA, 2.275% due 10/25/2022 with a market value of $2,302,527)
      (Cost - $2,192,457)                                                  0.720%  11/03/2003   2,192,457     2,192,457
                                                                                                            -----------

    SHORT-TERM INVESTMENTS: 1.7%
    U.S. Treasury Bill (Cost - $583,832)(1)                                0.865%  11/13/2003     584,000       583,832
                                                                                                            -----------

    TOTAL INVESTMENTS: 125.6% (COST - $42,142,108)                                                           42,651,931

    LIABILITIES, NET OF OTHER ASSETS: (25.6%)                                                                (8,686,884)
                                                                                                            -----------

    NET ASSETS: 100.0%                                                                                      $33,965,047
                                                                                                            ===========

    Summary of Abbreviations

 (1)  Coupon rate shown represents yield to maturity at date of purchase.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2003, the aggregate value of the securities is $2,433,812 or 7.2% of the net assets.
 FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 GNMA Government National Mortgage Association
 TBA  To Be Announced - Security is subject to delayed delivery
 Yankee U.S. dollar denominated security issued by a non-U.S. company.

See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS
                                COUPON
OCTOBER 31, 2003                 RATE    MATURITY    PAR/FACE     VALUE (A)

-----------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY
     OBLIGATIONS: 36.7%
    U.S. TREASURY OBLIGATIONS: 26.5%
    U.S. Treasury Inflation
      Indexed Bond              1.875%  07/15/2013  $  658,255   $   656,456
    U.S. Treasury Note          1.625%  09/30/2005     900,000       897,258
    U.S. Treasury Note          3.000%  11/30/2003   1,320,000     1,321,907
    U.S. Treasury Note          3.000%  01/31/2004   1,195,000     1,200,602
    U.S. Treasury Note          3.000%  02/29/2004   1,090,000     1,096,812
    U.S. Treasury Note          3.125%  10/15/2008     365,000       362,975
    U.S. Treasury Note          3.875%  02/15/2013   1,855,000     1,803,335
    U.S. Treasury Note          4.250%  08/15/2013     210,000       209,147
    U.S. Treasury Note          4.375%  08/15/2012      50,000        50,758
                                                                 -----------
                                                                   7,599,250
                                                                 -----------
    U.S. GOVERNMENT AGENCY OBLIGATIONS
     AND PASS-THROUGH CERTIFICATES:
     8.7%
    FNMA                        4.375%  03/15/2013   2,555,000     2,491,935
                                                                 -----------
    U.S. GOVERNMENT AGENCY
     COLLATERALIZED MORTGAGE
     OBLIGATIONS: 1.5%
    FNMA - Pool # 254401        6.000%  07/01/2009     253,536       260,422
    FNMA - Pool # M80697        6.500%  08/01/2008     179,373       184,394
                                                                 -----------
                                                                     444,816
                                                                 -----------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST -
     $10,446,954)                                                 10,536,001
                                                                 -----------

    CORPORATE OBLIGATIONS: 53.2%
    AEROSPACE & DEFENSE: 0.8%
    Bombardier, Inc. (144A)     6.750%  05/01/2012     100,000       106,250
    Systems 2001 Asset Trust,
      Ser. 2001, Class G
      (144A)                    6.664%  09/15/2013      97,843       107,828
                                                                 -----------
                                                                     214,078
                                                                 -----------
    AUTOMOTIVE: 4.6%
    Daimler Chrysler North
      America Holding Corp.     7.200%  09/01/2009      35,000        38,015
    Daimler Chrysler North
      America Holding Corp.     7.300%  01/15/2012      50,000        54,052
    ERAC USA Finance Co.
      (144A)                    7.350%  06/15/2008      75,000        85,578
    Ford Motor Credit Co.       7.000%  10/01/2013     425,000       417,793
    Ford Motor Credit Co.       7.250%  10/25/2011      60,000        60,941
    General Motors Acceptance
      Corp.                     6.875%  09/15/2011     650,000       670,542
                                                                 -----------
                                                                   1,326,921
                                                                 -----------
    BANKING: 8.8%
    American Honda Finance
      Corp. (144A)              3.850%  11/06/2008     110,000       110,140
    Asian Development Bank      6.125%  03/09/2004      95,000        96,655
    Bank of America Corp.       5.750%  03/01/2004      80,000        81,160
    Bank of America Corp.       6.625%  06/15/2004      80,000        82,606
    Bank of America Corp.       7.400%  01/15/2011      65,000        75,868
    Bank One Corp.              5.625%  02/17/2004     125,000       126,554
    Bank One Corp.              7.625%  08/01/2005      90,000        98,482
    Caterpillar Financial
      Services Corp.            6.875%  08/01/2004     170,000       176,759
    Core Investment Grade Bond
      Trust                     4.727%  11/30/2007     195,000       201,979
    European Investment Bank    4.750%  04/26/2004     155,000       157,526
    First Union Corp.           7.550%  08/18/2005      80,000        87,765
    Golden West Financial
      Corp.                     4.125%  08/15/2007      80,000        82,428
    J.P. Morgan Chase & Co.     6.625%  03/15/2012     165,000       183,473
    KeyCorp                     4.625%  05/16/2005      60,000        62,499
    Mellon Funding Corp.        5.750%  11/15/2003     175,000       175,222
    RBS Capital Trust I (FRN)   4.709%  12/31/2049      80,000        75,297
    Societe Generale Real
      Estate Co. Ser. A -
      Preferred - (Yankee)
      (FRN) (144A)              7.640%  12/29/2049      90,000       101,463
    SunTrust Banks, Inc.        6.125%  02/15/2004     100,000       101,365
    Wachovia Corp.              6.700%  06/21/2004     160,000       165,435

SEIX FUNDS, INC.

-----------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                       RATE    MATURITY    PAR/FACE     VALUE (A)

    Wells Fargo & Co.                 4.800%  07/29/2005  $   30,000   $    31,459
    Wells Fargo & Co.                 6.375%  08/01/2011      90,000        99,814
    Wells Fargo & Co.                 6.625%  07/15/2004      75,000        77,679
    Wells Fargo Financial, Inc.       5.450%  05/03/2004      80,000        81,598
                                                                       -----------
                                                                         2,533,226
                                                                       -----------
    BEVERAGES, FOOD & TOBACCO: 1.8%
    Coca-Cola Co.                     4.000%  06/01/2005      95,000        98,270
    Diageo Capital PLC                6.625%  06/24/2004     165,000       170,534
    Miller Brewing Co. (144A)         4.250%  08/15/2008     115,000       116,133
    Unilever Capital Corp.            6.750%  11/01/2003     120,000       120,000
                                                                       -----------
                                                                           504,937
                                                                       -----------
    COMMERCIAL SERVICES: 0.6%
    International Lease Finance
      Corp.                           5.625%  06/01/2007      40,000        43,033
    International Lease Finance
      Corp.                           5.875%  05/01/2013      30,000        31,319
    Waste Management, Inc.            6.500%  11/15/2008      90,000        99,549
                                                                       -----------
                                                                           173,901
                                                                       -----------
    COMMUNICATIONS: 0.6%
    International Telecom Satellite   6.500%  11/01/2013      45,000        45,837
    News America Holdings, Inc.       9.250%  02/01/2013      90,000       115,898
                                                                       -----------
                                                                           161,735
                                                                       -----------
    COMPUTERS & INFORMATION: 0.9%
    3M Co.                            4.250%  09/01/2004     195,000       199,669
    NCR Corp.                         7.125%  06/15/2009      55,000        60,288
                                                                       -----------
                                                                           259,957
                                                                       -----------
    COSMETICS & PERSONAL CARE: 0.4%
    Dial Corp.                        7.000%  08/15/2006      75,000        82,925
    Gillette Co. (144A)               3.750%  12/01/2004      40,000        40,917
                                                                       -----------
                                                                           123,842
                                                                       -----------
    DIVERSIFIED MINERALS: 0.3%
    Codelco Inc. (144A)               5.500%  10/15/2013      95,000        95,430
                                                                       -----------
    ELECTRIC UTILITIES: 5.7%
    Alabama Power Co.                 4.875%  09/01/2004      90,000        92,565
    CenterPoint Energy Resources
      Corp. (144A)                    7.875%  04/01/2013     105,000       119,310
    Entergy Gulf States, Inc.         5.200%  12/03/2007      95,000        96,876
    Exelon Generation Co. LLC         6.950%  06/15/2011      40,000        44,614
    Florida Power & Light Co.         6.875%  12/01/2005      45,000        49,149
    General Electric Co.              5.000%  02/01/2013     400,000       402,534
    MidAmerican Energy Holdings, Co.  7.520%  09/15/2008      80,000        91,009
    Northern States Power Co.         2.875%  08/01/2006      55,000        55,004
    Oncor Electric Delivery Co.       6.375%  05/01/2012     115,000       125,995
    Powergen US Funding LLC           4.500%  10/15/2004      80,000        81,694
    PSEG Power LLC                    7.750%  04/15/2011      65,000        75,991
    Public Service Electric & Gas
      Co.                             6.500%  05/01/2004     125,000       128,045
    Schlumberger Technology Corp.
      (144A)                          6.500%  04/15/2012      65,000        72,357
    TXU Energy Co. LLC (144A)         7.000%  03/15/2013     110,000       120,663
    Western Resources, Inc.           7.875%  05/01/2007      65,000        73,206
                                                                       -----------
                                                                         1,629,012
                                                                       -----------
    ELECTRONICS: 0.3%
    Texas Instruments, Inc.           7.000%  08/15/2004      75,000        78,242
                                                                       -----------
    FINANCIAL SERVICES: 11.3%
    Berkshire Hathaway Finance Corp.
      (144A)                          3.375%  10/15/2008     235,000       232,129
    BNP US Funding, LLC (FRN) (144A)  7.738%  12/31/2049     240,000       275,479

SEIX FUNDS, INC.

-----------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE    MATURITY    PAR/FACE    VALUE (A)

    Capital One Bank Corp.            8.250%  06/15/2005  $  100,000   $   108,668
    CIT Group, Inc.                   5.750%  09/25/2007      45,000        48,453
    CIT Group, Inc.                   7.375%  04/02/2007      90,000       101,519
    Citigroup, Inc.                   5.625%  08/27/2012     115,000       121,329
    Citigroup, Inc.                   5.800%  03/15/2004     140,000       142,309
    Countrywide Home Loans            5.250%  06/15/2004      80,000        81,807
    Countrywide Home Loans            6.250%  04/15/2009     200,000       219,905
    Credit Suisse First Boston USA,
      Inc.                            6.500%  01/15/2012     135,000       149,083
    Goldman Sachs Group, Inc.         6.600%  01/15/2012      55,000        61,003
    Household Finance Corp.           6.375%  11/27/2012     300,000       326,699
    J.P. Morgan Chase & Co.           5.750%  02/25/2004     170,000       172,249
    John Deere Capital Corp.          3.900%  01/15/2008      75,000        75,934
    MBNA Corp.                        7.500%  03/15/2012     100,000       114,063
    Merrill Lynch & Co.               3.700%  04/21/2008      45,000        45,069
    Merrill Lynch & Co.               5.350%  06/15/2004     155,000       158,807
    Monumental Global Funding II,
      Series A (144A)                 5.200%  01/30/2007     165,000       177,828
    Morgan Stanley                    5.625%  01/20/2004     130,000       131,199
    Morgan Stanley                    6.600%  04/01/2012      85,000        94,646
    Natexis AMBS Co. LLC (144A)       8.440%  12/29/2049     170,000       199,245
    USA Education, Inc.               5.625%  04/10/2007      50,000        53,914
    Washington Mutual, Inc.           7.500%  08/15/2006     145,000       162,605
                                                                       -----------
                                                                         3,253,942
                                                                       -----------
    HEALTH CARE PROVIDERS: 0.5%
    HCA, Inc.                         7.125%  06/01/2006      48,000        51,411
    HCA, Inc.                         7.875%  02/01/2011      45,000        49,563
    Wellpoint Health Networks, Inc.   6.375%  06/15/2006      30,000        32,789
                                                                       -----------
                                                                           133,763
                                                                       -----------
    INSURANCE: 2.1%
    AIG SunAmerica Global Financing
      IX (144A)                       5.100%  01/17/2007      35,000        37,516
    Anthem Insurance Companies, Inc.
      (144A)                          9.125%  04/01/2010     120,000       149,630
    AON Corp.                         6.700%  01/15/2007      65,000        71,060
    Fund American Companies, Inc.     5.875%  05/15/2013      60,000        59,927
    Metlife, Inc.                     5.250%  12/01/2006      35,000        37,739
    Prudential Financial, Inc.        3.750%  05/01/2008      60,000        59,816
    Travelers Property Casualty
      Corp.                           3.750%  03/15/2008      90,000        90,065
    XL Capital (Europe) PLC           6.500%  01/15/2012      75,000        81,795
                                                                       -----------
                                                                           587,548
                                                                       -----------
    LODGING: 0.2%
    Harrahs Operating, Inc.           7.125%  06/01/2007      60,000        67,401
                                                                       -----------
    MEDIA - BROADCASTING & PUBLISHING: 1.5%
    Comcast Cable Communications
      Corp.                           6.750%  01/30/2011      35,000        38,742
    Comcast Cable Communications
      Corp.                           7.125%  06/15/2013     125,000       140,285
    Time Warner Entertainment         7.250%  09/01/2008     105,000       119,394
    Univision Communications, Inc.    7.850%  07/15/2011     110,000       129,422
                                                                       -----------
                                                                           427,843
                                                                       -----------
    MEDICAL SUPPLIES: 0.6%
    Johnson & Johnson                 8.720%  11/01/2024     165,000       182,773
                                                                       -----------
    METALS: 0.8%
    Barrick Gold Finance, Inc.        7.500%  05/01/2007      65,000        73,267
    Inco Ltd.                         7.750%  05/15/2012      20,000        23,252
    Pepsi Bottling Holdings, Inc.
      (144A)                          5.375%  02/17/2004     135,000       136,558
                                                                       -----------
                                                                           233,077
                                                                       -----------
    OIL & GAS: 4.9%
    BP Capital Markets PLC            4.000%  04/29/2005     115,000       119,012

SEIX FUNDS, INC.

-----------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE    MATURITY    PAR/FACE    VALUE (A)

    Conoco, Inc.                      5.900%  04/15/2004  $  135,000   $   137,754
    Devon Financing Corp. ULC         6.875%  09/30/2011     115,000       129,774
    Enterprise Products               7.500%  02/01/2011      70,000        80,705
    Kinder Morgan, Inc.               6.500%  09/01/2012     105,000       115,643
    Motiva Ltd. (144A)                5.200%  09/15/2012     115,000       116,736
    Nabors Industries, Inc.           6.800%  04/15/2004     180,000       184,314
    Panhandle Eastern Pipeline Co.
      (144A)                          4.800%  08/15/2008      85,000        86,813
    Phillips Petroleum Co.            6.375%  03/30/2009      45,000        50,147
    Phillips Petroleum Co.            8.750%  05/25/2010      85,000       105,622
    SEACOR SMIT, Inc.                 5.875%  10/01/2012      85,000        86,736
    Transocean Sedco Forex, Inc.      9.500%  12/15/2008     145,000       179,575
                                                                       -----------
                                                                         1,392,831
                                                                       -----------
    PHARMACEUTICALS: 0.6%
    Abbott Laboratories, Inc.         5.125%  07/01/2004     180,000       184,404
                                                                       -----------
    RETAILERS: 0.7%
    Wal-Mart Stores, Inc.             6.550%  08/10/2004     185,000       192,233
                                                                       -----------
    TELEPHONE SYSTEMS: 5.1%
    ALLTEL Corp.                      7.000%  07/01/2012     100,000       113,754
    ALLTEL Corp.                      7.250%  04/01/2004     145,000       148,481
    AT&T Corp.                        7.300%  11/15/2011     215,000       243,654
    AT&T Wireless Services, Inc.      8.125%  05/01/2012     195,000       226,175
    Sprint Capital Corp.              7.625%  01/30/2011     210,000       231,045
    Sprint Capital Corp.              8.375%  03/15/2012      85,000        97,024
    Telus Corp.                       7.500%  06/01/2007      50,000        55,529
    Verizon Virginia, Inc.            4.625%  03/15/2013     370,000       353,812
                                                                       -----------
                                                                         1,469,474
                                                                       -----------
    TRANSPORTATION: 0.1%
    Union Pacific Corp.               7.600%  05/01/2005      35,000        37,973
                                                                       -----------
     TOTAL CORPORATE OBLIGATIONS (COST - $14,672,594)                   15,264,543
                                                                       -----------

    SOVEREIGN DEBT OBLIGATIONS: 1.4%
    CANADA: 0.9%
    Manitoba Province (Yankee)        6.125%  01/19/2004     135,000       136,332
    Saskatchewan Province (Yankee)    8.000%  07/15/2004     110,000       114,959
                                                                       -----------
                                                                           251,291
                                                                       -----------
    MEXICO: 0.5%
    United Mexican States             6.375%  01/16/2013     150,000       154,350
                                                                       -----------
     TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $400,321)                    405,641
                                                                       -----------

    COLLATERALIZED MORTGAGE OBLIGATIONS:
     0.8%
    Asset Securitization Corp.,
      Series 1996-MD6, Class A1B
      (Cost - $222,940)               6.880%  11/13/2029     220,000       220,239
                                                                       -----------

    ASSET BACKED SECURITIES: 3.9%
    Aames Mortgage Trust, Series
      1999-1, Class AF                7.290%  07/15/2029      65,933        68,950
    Aames Mortgage Trust, Series
      1999-2, Class AF                7.589%  10/15/2029      92,148        97,041
    Cityscape Home Equity Loan
      Trust, Series 1996-3, Class A8  7.650%  09/25/2025      44,873        44,830
    Contimortgage Home Equity Loan
      Trust, Series 1996-2, Class A8  7.900%  07/15/2027     197,118       197,005
    Delta Funding Home Equity Loan
      Trust, Series 1999-3, Class
      A1F                             7.462%  09/15/2029      29,754        32,182
    EQCC Home Equity Loan Trust,
      Series 1993-3, Class A7F        7.448%  08/25/2030      25,421        26,619
    Falcon Franchise Loan LLC,
      Series 2001-1, Class A1 (144A)  7.382%  05/05/2010     325,396       353,622
    New Century Home Equity Loan
      Trust, Series 1999-NCB, Class
      A4                              7.530%  09/25/2028      46,058        47,002
    New Century Home Equity Loan
      Trust, Series 1999-NCB, Class
      A7                              7.540%  06/25/2029      35,989        37,495
    Soundview Home Equity Loan ABC,
      Series 2001-1, Class A          6.265%  04/15/2031     133,738       138,500

SEIX FUNDS, INC.

-----------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE    MATURITY    PAR/FACE    VALUE (A)

    UCFC Home Equity Loan, Series
      1997-A1, Class A6               7.435%  11/15/2024  $   31,323   $    31,694
    UCFC Home Equity Loan, Series
      1997-C, Class A7                6.845%  01/15/2029      45,904        47,562
    UCFC Home Equity Loan, Series
      1997-D, Class A5                6.755%  11/15/2023       5,966         5,963
                                                                       -----------
     TOTAL ASSET BACKED SECURITIES (COST - $1,109,746)                   1,128,465
                                                                       -----------

    REPURCHASE AGREEMENTS: 10.8%
    Investors Bank & Trust Company
      Repurchase Agreement, in the
      amount of $3,099,515: Issued
      10/31/03 (collateralized by
      $2,983,855 par of SBA, 4.625%
      due 9/25/2016 with a market
      value of $3,254,491) (Cost -
      $3,099,515)                     0.720%  11/03/2003   3,099,515     3,099,515
                                                                       -----------

    TOTAL INVESTMENTS: 106.8% (COST - $29,952,070)                      30,654,404

    LIABILITIES, NET OF OTHER ASSETS: (6.8%)                            (1,965,175)
                                                                       -----------

    NET ASSETS: 100.0%                                                 $28,689,229
                                                                       ===========

    Summary of Abbreviations

 (a)  See note 2 to the Financial Statements
 144a Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2003, the aggregate value of the securities is $2,841,625 or 9.9% of the net assets.
 FRN  Floating Rate Note
 Yankee U.S. dollar denominated security issued by a non-U.S. company.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix High Yield Fund
PORTFOLIO OF INVESTMENTS
                                COUPON
OCTOBER 31, 2003                 RATE     MATURITY     PAR/FACE      VALUE (A)

---------------------------------------------------------------------------------

    CORPORATE OBLIGATIONS: 97.2%
    AEROSPACE & DEFENSE: 0.4%
    DRS Technologies, Inc.
      (144A)                     6.875%  11/01/2013  $  2,280,000  $    2,291,400
    TD Funding Corp. (144A)      8.375%  07/15/2011     1,600,000       1,700,000
                                                                   --------------
                                                                        3,991,400
                                                                   --------------
    APPAREL RETAILERS: 1.1%
    Gap (The), Inc.             10.550%  12/15/2008     9,595,000      11,681,912
                                                                   --------------
    AUTOMOTIVE: 0.7%
    Autonation, Inc.             9.000%  08/01/2008     2,045,000       2,331,300
    Group 1 Automotive, Inc.
      (144A)                     8.250%  08/15/2013     1,875,000       2,034,375
    Keystone Automotive
      Operations, Inc. (144A)    9.750%  11/01/2013     1,565,000       1,651,075
    United Auto Group, Inc.      9.625%  03/15/2012     1,195,000       1,320,475
                                                                   --------------
                                                                        7,337,225
                                                                   --------------
    BANKING: 1.2%
    AES Ironwood LLC             8.857%  11/30/2025       982,042       1,026,234
    AES Red Oak LLC, Series B    9.200%  11/30/2029     2,200,000       2,255,000
    Fairfax Financial
      Holdings, Ltd.             7.750%  07/15/2037     2,205,000       1,896,300
    Hollinger Participation
      Trust (144A)*             12.125%  11/15/2010     2,544,249       2,951,329
    RH Donnelley Finance Corp.
      I                         10.875%  12/15/2012     1,315,000       1,568,137
    Sovereign Bancorp, Inc.     10.500%  11/15/2006     2,790,000       3,311,205
                                                                   --------------
                                                                       13,008,205
                                                                   --------------
    BEVERAGES, FOOD & TOBACCO: 2.6%
    Constellation Brands, Inc.   8.125%  01/15/2012       885,000         971,287
    Constellation Brands, Inc.   8.625%  08/01/2006     4,315,000       4,757,287
    Dean Foods Co.               8.150%  08/01/2007     8,135,000       8,989,175
    Del Monte Corp. (144A)       8.625%  12/15/2012       900,000         994,500
    Seminis Vegetable Seeds,
      Inc. (144A)               10.250%  10/01/2013     3,710,000       3,969,700
    Smithfield Foods, Inc.       8.000%  10/15/2009     3,800,000       4,180,000
    Smithfield Foods, Inc.,
      Series B                   7.750%  05/15/2013     3,380,000       3,650,400
                                                                   --------------
                                                                       27,512,349
                                                                   --------------
    BUILDING MATERIALS: 0.0%
    Nortek, Inc., Series B       9.250%  03/15/2007        50,000          51,687
                                                                   --------------
    CHEMICALS: 2.8%
    Acetex Corp.                10.875%  08/01/2009     1,055,000       1,181,600
    Acetex Corp. (144A)         10.875%  08/01/2009       890,000         996,800
    Airgas, Inc.                 9.125%  10/01/2011       145,000         162,037
    ARCO Chemical Co.            9.800%  02/01/2020       425,000         380,375
    ARCO Chemical Co.           10.250%  11/01/2010     1,345,000       1,331,550
    FMC Corp.                   10.250%  11/01/2009     7,955,000       9,307,350
    FMC Corp. (FRN)              6.750%  05/05/2005       290,000         295,075
    FMC Corp. (FRN)              7.000%  05/15/2008       910,000         905,450
    Lyondell Chemical Co.        9.500%  12/15/2008     1,000,000       1,000,000
    Lyondell Chemical Co.,
      Series A                   9.625%  05/01/2007     1,270,000       1,289,050
    Lyondell Chemical Co.,
      Series B                   9.875%  05/01/2007     3,130,000       3,176,950
    MacDermid, Inc.              9.125%  07/15/2011     3,065,000       3,417,475
    Nalco Co. (144A)             7.750%  11/15/2011     3,830,000       3,983,200
    Rockwood Specialties
      Group, Inc. (144A)        10.625%  05/15/2011     2,645,000       2,843,375
                                                                   --------------
                                                                       30,270,287
                                                                   --------------
    COAL: 0.1%
    Peabody Energy Corp.         6.875%  03/15/2013     1,063,000       1,118,807
                                                                   --------------
    COMMERCIAL SERVICES: 8.0%
    Allied Waste North
      America, Inc.              7.625%  01/01/2006     1,090,000       1,152,675
    Allied Waste North
      America, Inc.              8.500%  12/01/2008     3,625,000       3,996,562

SEIX FUNDS, INC.

---------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                       RATE     MATURITY     PAR/FACE      VALUE (A)

    Allied Waste North America, Inc.   9.250%  09/01/2012  $  4,815,000  $    5,416,875
    Allied Waste North America,
      Inc., Series B                  10.000%  08/01/2009     5,435,000       5,910,562
    Casella Waste Systems, Inc.        9.750%  02/01/2013     4,560,000       4,993,200
    Corrections Corp. of America       7.500%  05/01/2011     7,300,000       7,628,500
    Corrections Corp. of America       9.875%  05/01/2009     4,313,000       4,835,951
    Corrections Corp. of America
      (144A)                           7.500%  05/01/2011       785,000         820,325
    Imco Recycling, Inc. (144A)       10.375%  10/15/2010       785,000         777,150
    Iron Mountain, Inc.                7.750%  01/15/2015     2,885,000       3,079,737
    Moore North America Finance,
      Inc. (144A)                      7.875%  01/15/2011     7,925,000       8,559,000
    NationsRent, Inc. (144A)           9.500%  10/15/2010     1,110,000       1,148,850
    Quebecor Media, Inc.              11.125%  07/15/2011       875,000       1,006,250
    Service Corp. International        6.500%  03/15/2008       680,000         681,700
    Service Corp. International        6.875%  10/01/2007     2,990,000       3,034,850
    Service Corp. International        7.200%  06/01/2006     2,952,000       3,003,660
    Service Corp. International        7.700%  04/15/2009     7,065,000       7,329,937
    Service Corp. International        7.875%  02/01/2013        63,000          61,582
    Stewart Enterprises, Inc.         10.750%  07/01/2008     4,785,000       5,395,087
    United Rentals North America,
      Inc.                            10.750%  04/15/2008     5,745,000       6,448,762
    United Rentals North America,
      Inc. (144A)                      7.750%  11/15/2013     3,675,000       3,665,812
    Universal Compression, Inc.        7.250%  05/15/2010       405,000         421,200
    Universal Hospital Services,
      Inc. (144A)                     10.125%  11/01/2011     2,755,000       2,878,975
    Wackenhut Corrections Corp.
      (144A)                           8.250%  07/15/2013     3,410,000       3,614,600
                                                                         --------------
                                                                             85,861,802
                                                                         --------------
    COMMUNICATIONS: 2.0%
    Avaya, Inc.                       11.125%  04/01/2009    10,210,000      12,047,800
    International Telecom Satellite    6.500%  11/01/2013       860,000         875,987
    Nortel Networks Corp.              4.250%  09/01/2008     1,080,000       1,026,000
    Nortel Networks, Ltd.              6.125%  02/15/2006     5,422,000       5,550,772
    PanAmSat Corp.                     8.500%  02/01/2012     1,455,000       1,567,762
                                                                         --------------
                                                                             21,068,321
                                                                         --------------
    COMPUTER SOFTWARE & PROCESSING: 2.1%
    DigitalNet Holdings, Inc. (144A)   9.000%  07/15/2010     3,110,000       3,389,900
    Juniper Networks, Inc.             4.750%  03/15/2007     6,990,000       7,147,275
    Unisys Corp.                       6.875%  03/15/2010     7,965,000       8,462,812
    Unisys Corp.                       7.250%  01/15/2005       706,000         737,770
    Unisys Corp.                       8.125%  06/01/2006     2,920,000       3,197,400
                                                                         --------------
                                                                             22,935,157
                                                                         --------------
    COMPUTERS & INFORMATION: 1.4%
    Seagate Technology Hdd Holdings
      Corp.                            8.000%  05/15/2009     3,695,000       4,027,550
    Xerox Corp.                        6.250%  11/15/2026     1,235,000       1,235,000
    Xerox Corp.                        7.125%  06/15/2010     2,145,000       2,187,900
    Xerox Corp.                        7.150%  08/01/2004     4,245,000       4,351,125
    Xerox Corp.                        7.625%  06/15/2013     1,720,000       1,754,400
    Xerox Corp.                        9.750%  01/15/2009       920,000       1,041,900
                                                                         --------------
                                                                             14,597,875
                                                                         --------------
    CONTAINERS & PACKAGING: 4.0%
    Ball Corp.                         6.875%  12/15/2012     3,235,000       3,372,487
    Ball Corp.                         6.875%  12/15/2012     2,000,000       2,085,000
    Berry Plastics Corp.              10.750%  07/15/2012     1,165,000       1,310,625
    Crown European Holdings SA         9.500%  03/01/2011     4,500,000       5,017,500
    Crown European Holdings SA        10.875%  03/01/2013       770,000         881,650
    Graphic Packaging International
      Corp. (144A)                     9.500%  08/15/2013     3,290,000       3,660,125
    Norampac, Inc. (144A)              6.750%  06/01/2013     1,260,000       1,310,400
    Owens-Brockway                     7.750%  05/15/2011     1,220,000       1,287,100
    Owens-Brockway                     8.875%  02/15/2009     1,335,000       1,448,475
    Silgan Holdings, Inc.              9.000%  06/01/2009     7,528,334       7,782,415
    Silgan Holdings, Inc. (144A)       6.750%  11/15/2013     4,090,000       4,095,112

SEIX FUNDS, INC.

---------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE     MATURITY    PAR/FACE       VALUE (A)

    Smurfit-Stone Container Corp.      7.500%  06/01/2013  $  4,345,000  $    4,431,900
    Smurfit-Stone Container Corp.      8.250%  10/01/2012     1,625,000       1,706,250
    Smurfit-Stone Container Corp.      8.375%  07/01/2012     2,249,000       2,372,695
    Smurfit-Stone Container Corp.      9.250%  02/01/2008     1,975,000       2,152,750
                                                                         --------------
                                                                             42,914,484
                                                                         --------------
    ELECTRIC UTILITIES: 6.6%
    AES Corp. (The) (144A)             8.750%  05/15/2013    18,030,000      19,247,025
    BRL Universal Equipment            8.875%  02/15/2008     7,755,000       8,375,400
    Edison International, Inc.         6.875%  09/15/2004     7,385,000       7,615,781
    MSW Energy Holdings LLC/MSW
      Energy Finance Co., Inc.
      (144A)                           8.500%  09/01/2010     2,835,000       3,033,450
    PSEG Energy Holdings, Inc.         7.750%  04/16/2007     3,340,000       3,373,400
    PSEG Energy Holdings, Inc.         8.625%  02/15/2008     3,850,000       3,984,750
    PSEG Energy Holdings, Inc.        10.000%  10/01/2009     2,651,000       2,863,080
    Salton SEA Funding Corp., Series
      B                                7.475%  11/30/2018     2,414,376       2,474,735
    Salton SEA Funding Corp., Series
      C                                7.840%  05/30/2010     5,221,170       5,534,440
    Sithe/Independence Funding Corp.   9.000%  12/30/2013     6,135,000       6,993,900
    Southern California Edison Co.     8.000%  02/15/2007     3,715,000       4,170,087
    Westar Energy, Inc.                8.500%  07/01/2022     1,405,000       1,459,444
    Western Resources, Inc.            7.875%  05/01/2007     1,605,000       1,807,631
                                                                         --------------
                                                                             70,933,123
                                                                         --------------
    ELECTRICAL EQUIPMENT: 0.0%
    Legrand SA                         8.500%  02/15/2025       535,000         561,750
                                                                         --------------
    ELECTRONICS: 3.7%
    Amkor Technology, Inc.             9.250%  02/15/2008     3,750,000       4,200,000
    Amkor Technology, Inc. (144A)      7.750%  05/15/2013     4,100,000       4,366,500
    DirecTV Holdings LLC               8.375%  03/15/2013    12,435,000      13,989,375
    Fairchild Semiconductor
      International, Inc.             10.500%  02/01/2009     6,685,000       7,462,131
    FIMEP SA                          10.500%  02/15/2013     3,270,000       3,809,550
    Sanmina-SCI Corp.                 10.375%  01/15/2010     3,813,000       4,499,340
    SCI Systems, Inc.                  3.000%  03/15/2007     1,060,000         980,500
                                                                         --------------
                                                                             39,307,396
                                                                         --------------
    ENTERTAINMENT & LEISURE: 3.8%
    Alliance Atlantis
      Communications, Inc.            13.000%  12/15/2009     4,929,000       5,686,834
    Ameristar Casinos, Inc.           10.750%  02/15/2009     2,995,000       3,451,737
    Argosy Gaming Co.                  9.000%  09/01/2011     7,585,000       8,362,462
    Argosy Gaming Co.                 10.750%  06/01/2009       500,000         547,500
    Gaylord Entertainment Co. (144A)   8.000%  11/15/2013     1,090,000       1,121,338
    Harrah's Operating, Inc.           7.875%  12/15/2005     1,165,000       1,259,656
    Horseshoe Gaming LLC               8.625%  05/15/2009     4,465,000       4,749,644
    Isle of Capri Casinos, Inc.        8.750%  04/15/2009       195,000         206,456
    Isle of Capri Casinos, Inc.        9.000%  03/15/2012     1,360,000       1,492,600
    Mohegan Tribal Gaming Authority    8.125%  01/01/2006       870,000         945,038
    Park Place Entertainment Corp.     7.500%  09/01/2009     1,590,000       1,733,100
    Park Place Entertainment Corp.     9.375%  02/15/2007       835,000         939,375
    Penn National Gaming, Inc.         8.875%  03/15/2010       385,000         419,169
    Penn National Gaming, Inc.        11.125%  03/01/2008     3,135,000       3,542,550
    Regal Cinemas, Inc.                9.375%  02/01/2012     4,529,000       5,117,770
    Sun International Hotels, Ltd.     8.875%  08/15/2011     1,389,000       1,515,746
                                                                         --------------
                                                                             41,090,975
                                                                         --------------
    FINANCIAL SERVICES: 1.5%
    Arch Western Finance LLC (144A)    6.750%  07/01/2013     4,970,000       5,143,950
    CBRE Escrow, Inc. (144A)           9.750%  05/15/2010     3,695,000       3,990,600
    Midland Funding Corp. II          11.750%  07/23/2005     5,851,481       6,495,144
                                                                         --------------
                                                                             15,629,694
                                                                         --------------

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

---------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE     MATURITY    PAR/FACE       VALUE (A)

    FOREST PRODUCTS & PAPER: 2.5%
    Appleton Papers, Inc.             12.500%  12/15/2008  $  2,590,000  $    2,861,950
    Boise Cascade Corp.                6.500%  11/01/2010     1,425,000       1,455,992
    Boise Cascade Corp.                7.000%  11/01/2013       965,000         988,662
    Cascades, Inc.                     7.250%  02/15/2013     5,410,000       5,653,450
    Georgia-Pacific Corp.              7.375%  07/15/2008     8,090,000       8,615,850
    Georgia-Pacific Corp.              8.875%  02/01/2010     4,015,000       4,587,138
    Georgia-Pacific Corp.              9.375%  02/01/2013     1,915,000       2,202,250
                                                                         --------------
                                                                             26,365,292
                                                                         --------------
    HEALTH CARE PROVIDERS: 2.1%
    Columbia/HCA Healthcare Corp.      7.000%  07/01/2007     4,070,000       4,380,867
    Columbia/HCA Healthcare Corp.      7.250%  05/20/2008     1,640,000       1,774,398
    Coventry Health Care, Inc.         8.125%  02/15/2012     4,379,000       4,751,215
    Genesis HealthCare Corp. (144A)    8.000%  10/15/2013       735,000         750,619
    HCA, Inc.                          8.750%  09/01/2010     2,000,000       2,302,032
    Psychiatric Solutions, Inc.
      (144A)                          10.625%  06/15/2013     1,805,000       1,980,988
    Select Medical Corp.               9.500%  06/15/2009     4,545,000       4,976,775
    Select Medical Corp. (144A)        7.500%  08/01/2013       865,000         903,925
    Triad Hospitals, Inc.              8.750%  05/01/2009       387,000         418,928
                                                                         --------------
                                                                             22,239,747
                                                                         --------------
    HEAVY CONSTRUCTION: 0.3%
    Nortek, Inc.                       8.875%  08/01/2008     1,423,000       1,483,478
    Nortek, Inc., Series B             9.125%  09/01/2007     1,975,000       2,044,125
                                                                         --------------
                                                                              3,527,603
                                                                         --------------
    HEAVY MACHINERY: 0.8%
    NMHG Holding, Co.                 10.000%  05/15/2009     2,265,000       2,491,500
    SPX Corp.                          6.250%  06/15/2011     1,950,000       1,954,875
    SPX Corp.                          7.500%  01/01/2013     3,604,000       3,847,270
                                                                         --------------
                                                                              8,293,645
                                                                         --------------
    HOME CONSTRUCTION, FURNISHINGS &
      APPLIANCES: 2.1%
    D.R. Horton, Inc.                  8.000%  02/01/2009     1,900,000       2,118,500
    K Hovnanian Enterprises, Inc.      8.000%  04/01/2012     1,795,000       1,947,575
    K Hovnanian Enterprises, Inc.      9.125%  05/01/2009       625,000         664,063
    K Hovnanian Enterprises, Inc.
      (144A)                           7.750%  05/15/2013     2,375,000       2,493,750
    Meritage Corp.                     9.750%  06/01/2011     1,715,000       1,903,650
    Meritage Corp. (144A)              9.750%  06/01/2011     1,435,000       1,592,850
    Ryland Group, Inc.                 9.750%  09/01/2010     2,826,000       3,235,770
    Schuler Homes, Inc.                9.375%  07/15/2009       160,000         179,400
    Standard Pacific Corp.             6.875%  05/15/2011     3,635,000       3,680,438
    Standard Pacific Corp.             7.750%  03/15/2013     1,120,000       1,153,600
    Technical Olympic USA, Inc.        9.000%  07/01/2010     1,110,000       1,183,538
    Technical Olympic USA, Inc.        9.000%  07/01/2010     2,650,000       2,825,563
                                                                         --------------
                                                                             22,978,697
                                                                         --------------
    INDUSTRIAL - DIVERSIFIED: 3.1%
    American Standard, Inc.            7.375%  02/01/2008     2,675,000       2,949,188
    Koppers, Inc. (144A)               9.875%  10/15/2013     1,440,000       1,519,200
    L-3 Communications Corp.           6.125%  07/15/2013     9,385,000       9,291,150
    L-3 Communications Corp.           7.625%  06/15/2012     5,195,000       5,662,550
    L-3 Communications Corp.           8.000%  08/01/2008       636,000         659,850
    Tyco International Group SA        6.125%  11/01/2008    10,425,000      10,959,281
    Tyco International Group SA        6.375%  02/15/2006     2,350,000       2,488,063
                                                                         --------------
                                                                             33,529,282
                                                                         --------------
    INSURANCE: 1.4%
    AFC Capital Trust I                8.207%  02/03/2027       200,000         171,000

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

---------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE     MATURITY    PAR/FACE       VALUE (A)

    Allmerica Financial Corp.          7.625%  10/15/2025  $  1,420,000  $    1,313,500
    Crum & Forster Holding Corp.
      (144A)                          10.375%  06/15/2013       775,000         833,125
    Fairfax Financial Holdings, Ltd.   6.875%  04/15/2008       875,000         844,375
    Fairfax Financial Holdings, Ltd.   7.375%  03/15/2006     1,005,000       1,005,000
    Fairfax Financial Holdings, Ltd.   7.375%  04/15/2018     3,360,000       3,007,200
    Fairfax Financial Holdings, Ltd.   8.300%  04/15/2026     1,815,000       1,651,650
    Markel Capital Trust I             8.710%  01/01/2046     1,685,000       1,720,154
    Pacificare Health Systems, Inc.   10.750%  06/01/2009     4,285,000       4,927,750
                                                                         --------------
                                                                             15,473,754
                                                                         --------------
    LODGING: 4.9%
    Chumash Casino & Resort
      Enterprise (144A)                9.000%  07/15/2010     4,895,000       5,360,025
    Host Marriott, LP, Series J
      (144A)                           7.125%  11/01/2013     5,455,000       5,448,181
    Mandalay Resort Group              9.500%  08/01/2008     3,025,000       3,493,875
    Mandalay Resort Group             10.250%  08/01/2007    10,578,000      12,191,145
    MGM Mirage                         6.000%  10/01/2009     1,560,000       1,579,500
    MGM Mirage                         9.750%  06/01/2007     6,635,000       7,522,431
    MGM Mirage, Inc.                   8.500%  09/15/2010     9,645,000      10,935,019
    Starwood Hotels & Resorts, Inc.    6.750%  11/15/2005     1,820,000       1,920,100
    Venetian Casino Resort LLC        11.000%  06/15/2010     3,605,000       4,159,269
                                                                         --------------
                                                                             52,609,545
                                                                         --------------
    MEDIA - BROADCASTING & PUBLISHING: 10.9%
    CanWest Media, Inc.               10.625%  05/15/2011     1,119,000       1,281,255
    CanWest Media, Inc., Series B      7.625%  04/15/2013     7,350,000       8,029,875
    Corus Entertainment, Inc.          8.750%  03/01/2012     2,455,000       2,703,569
    CSC Holdings, Inc.                 7.250%  07/15/2008       200,000         200,000
    CSC Holdings, Inc.                10.500%  05/15/2016     3,980,000       4,378,000
    CSC Holdings, Inc., Series B       8.125%  07/15/2009     4,965,000       5,163,600
    Dex Media East LLC/Dex Media
      East Finance Co.                 9.875%  11/15/2009     3,185,000       3,607,013
    Dex Media East LLC/Dex Media
      East Finance Co.                12.125%  11/15/2012     9,965,000      12,020,281
    Dex Media West LLC/Dex Media
      Finance Co. (144A)               8.500%  08/15/2010     1,000,000       1,090,000
    Dex Media West LLC/Dex Media
      Finance Co. (144A)               9.875%  08/15/2013     1,270,000       1,444,625
    EchoStar DBS Corp.                 9.125%  01/15/2009       898,000       1,010,250
    EchoStar DBS Corp.                 9.375%  02/01/2009     3,870,000       4,092,525
    EchoStar DBS Corp.                10.375%  10/01/2007     9,370,000      10,342,138
    Echostar DBS Corp. (FRN) (144A)    4.410%  10/01/2008     4,540,000       4,664,850
    Gray Television, Inc.              9.250%  12/15/2011     3,395,000       3,759,963
    Morris Publishing Group, Inc.
      (144A)                           7.000%  08/01/2013     3,275,000       3,340,500
    R.H. Donnelley Finance Corp I
      (144A)                          10.875%  12/15/2012     3,379,000       4,029,458
    Radio One, Inc.                    8.875%  07/01/2011     4,635,000       5,098,500
    Rogers Cable, Inc.                 7.875%  05/01/2012     1,580,000       1,738,000
    Rogers Cable, Inc.                 8.750%  05/01/2032     1,940,000       2,138,850
    Rogers Cablesystems Ltd.          11.000%  12/01/2015       590,000         672,600
    Shaw Communications, Inc.          7.200%  12/15/2011     2,510,000       2,666,875
    Shaw Communications, Inc.          8.250%  04/11/2010     3,637,000       4,018,885
    Sinclair Broadcast Group, Inc.     8.000%  03/15/2012     2,835,000       2,990,925
    Sinclair Broadcast Group, Inc.     8.750%  12/15/2011     6,525,000       7,144,875
    Sun Media Corp.                    7.625%  02/15/2013       820,000         877,400
    Susquehanna Media Co.              7.375%  04/15/2013     2,280,000       2,354,100
    Videotron LTEE (144A)              6.875%  01/15/2014     1,885,000       1,946,263
    Vivendi Universal SA (144A)        6.250%  07/15/2008     4,925,000       5,146,625
    Vivendi Universal SA (144A)        9.250%  04/15/2010     8,235,000       9,573,188
                                                                         --------------
                                                                            117,524,988
                                                                         --------------
    MEDICAL SUPPLIES: 1.1%
    Dade Behring, Inc.                11.910%  10/03/2010     5,647,000       6,437,580
    Kinetic Concepts, Inc. (144A)      7.375%  05/15/2013     3,340,000       3,423,500
    Sybron Dental Specialties, Inc.    8.125%  06/15/2012     2,345,000       2,515,013
                                                                         --------------
                                                                             12,376,093
                                                                         --------------

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

---------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE     MATURITY    PAR/FACE       VALUE (A)

    MISCELLANEOUS: 0.2%
    Scotts Co. (The) (144A)            6.625%  11/15/2013  $ i1,655,000  $    1,675,688
                                                                         --------------
    OIL & GAS: 11.1%
    AmeriGas Partners, LP/AmeriGas
      Partners                         8.875%  05/20/2011     2,805,000       3,043,425
    AmeriGas Partners, LP/AmeriGas
      Partners                        10.000%  04/15/2006     1,000,000       1,090,000
    Chesapeake Energy Corp.            7.750%  01/15/2015     1,540,000       1,663,200
    Chesapeake Energy Corp.            8.125%  04/01/2011     2,458,000       2,697,655
    Chesapeake Energy Corp.            9.000%  08/15/2012     1,760,000       2,006,400
    Chesapeake Energy Corp. (144A)     7.500%  09/15/2013     6,732,000       7,236,900
    CITGO Petroleum Corp.              7.875%  05/15/2006       535,000         548,375
    CITGO Petroleum Corp.             11.375%  02/01/2011     8,115,000       9,169,950
    Dresser Industries, Inc.           7.600%  08/15/2096     7,265,000       7,127,808
    Dynegy Holdings, Inc. (144A)      10.125%  07/15/2013     4,555,000       4,942,175
    EL Paso Energy Partners, LP        8.500%  06/01/2011     2,558,000       2,788,220
    Forest Oil Corp.                   8.000%  06/15/2008     3,065,000       3,279,550
    GulfTerra Energy Partners LP,
      Series B                         8.500%  06/01/2010     4,260,000       4,643,400
    GulfTerra Energy Partners, LP
      Series B                        10.625%  12/01/2012    10,220,000      12,034,050
    Hanover Equipment Trust            8.750%  09/01/2011     1,405,000       1,440,125
    Hanover Equipment Trust, Class A   8.500%  09/01/2008       355,000         363,875
    Luscar Coal, Ltd.                  9.750%  10/15/2011     4,977,000       5,611,568
    Plains All American Pipeline
      LP/PAA Finance Corp.             7.750%  10/15/2012     3,519,000       3,888,495
    Premcor Refining Group (The),
      Inc.                             9.250%  02/01/2010     6,405,000       7,141,575
    Premcor Refining Group (The),
      Inc.                             9.500%  02/01/2013     4,030,000       4,574,050
    Tom Brown, Inc.                    7.250%  09/15/2013     2,480,000       2,591,600
    Transcontinental Gas Pipe Line
      Corp.                            8.875%  07/15/2012     1,000,000       1,170,000
    Transmontaigne, Inc. (144A)        9.125%  06/01/2010     1,615,000       1,752,275
    Western Gas Resources, Inc.       10.000%  06/15/2009     1,690,000       1,804,075
    Western Oil Sands, Inc.            8.375%  05/01/2012     7,140,000       8,059,275
    Westport Resources Corp.           8.250%  11/01/2011     2,635,000       2,905,088
    Westport Resources Corp. (144A)    8.250%  11/01/2011       550,000         606,375
    Williams Cos., Inc.                6.750%  01/15/2006     6,377,000       6,568,310
    Williams Cos., Inc.                7.625%  07/15/2019     2,510,000       2,459,800
    Williams Cos., Inc.                8.125%  03/15/2012       645,000         696,600
    Williams Cos., Inc.                8.625%  06/01/2010     1,395,000       1,527,525
    Williams Cos., Inc.                8.750%  03/15/2032     1,975,000       2,063,875
    Williams Holdings, Inc.            6.500%  12/01/2008       365,000         368,650
    XTO Energy, Inc.                   6.250%  04/15/2013       980,000       1,022,875
    XTO Energy, Inc.                   7.500%  04/15/2012       655,000         733,600
                                                                         --------------
                                                                            119,620,719
                                                                         --------------
    PHARMACEUTICALS: 0.6%
    AdvancePCS                         8.500%  04/01/2008     2,680,000       2,934,600
    Bio-Rad Laboratories, Inc.
      (144A)                           7.500%  08/15/2013     1,590,000       1,673,475
    Omnicare, Inc.                     8.125%  03/15/2011     1,632,000       1,787,040
                                                                         --------------
                                                                              6,395,115
                                                                         --------------
    REAL ESTATE: 1.8%
    CB Richard Ellis Services, Inc.   11.250%  06/15/2011       645,000         723,206
    Choctaw Resort Development
      Enterprise Corp.                 9.250%  04/01/2009     3,515,000       3,835,744
    iStar Financial, Inc.              7.000%  03/15/2008     1,400,000       1,505,000
    iStar Financial, Inc.              8.750%  08/15/2008     1,200,000       1,362,000
    LNR Property Corp. (144A)          7.250%  10/15/2013     3,530,000       3,565,300
    LNR Property Corp. (144A)          7.625%  07/15/2013     8,025,000       8,265,750
                                                                         --------------
                                                                             19,257,000
                                                                         --------------
    RESTAURANTS: 1.2%
    Tricon Global Restaurants, Inc.    7.650%  05/15/2008     4,385,000       4,911,200
    Tricon Global Restaurants, Inc.    8.500%  04/15/2006     1,075,000       1,195,938

SEIX FUNDS, INC.

---------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE     MATURITY    PAR/FACE       VALUE (A)

    Tricon Global Restaurants, Inc.    8.875%  04/15/2011  $  2,930,000  $    3,486,700
    Yum! Brands, Inc.                  7.700%  07/01/2012     3,070,000       3,461,425
                                                                         --------------
                                                                             13,055,263
                                                                         --------------
    RETAILERS: 3.3%
    Central Garden & Pet Co.           9.125%  02/01/2013     1,870,000       2,052,325
    FerrellGas Partners, LP            8.750%  06/15/2012     4,320,000       4,708,800
    J.C. Penney Co., Inc.              8.000%  03/01/2010     1,785,000       1,985,813
    J.C. Penney Co., Inc.              9.000%  08/01/2012       555,000         643,800
    Office Depot, Inc.                10.000%  07/15/2008     2,400,000       2,844,000
    Penney (J.C.) Co., Inc.            7.400%  04/01/2037     4,410,000       4,674,600
    Petco Animal Supplies, Inc.       10.750%  11/01/2011       945,000       1,110,375
    Rent-A-Center, Inc., Series B      7.500%  05/01/2010     7,315,000       7,753,900
    Rite Aid Corp.                     8.125%  05/01/2010     2,535,000       2,712,450
    Rite Aid Corp.                     9.500%  02/15/2011     3,535,000       3,976,875
    Saks, Inc.                         7.500%  12/01/2010     1,675,000       1,825,750
    Saks, Inc.                         8.250%  11/15/2008     1,185,000       1,339,050
                                                                         --------------
                                                                             35,627,738
                                                                         --------------
    TELEPHONE SYSTEMS: 6.4%
    Cincinnati Bell Inc.               8.375%  01/15/2014     4,020,000       4,145,625
    Eircom Funding (144A)              8.250%  08/15/2013     1,190,000       1,294,125
    Nextel Communications, Inc.        6.875%  10/31/2013     9,430,000       9,559,663
    Nextel Communications, Inc.        7.375%  08/01/2015     2,330,000       2,423,200
    Nextel Communications, Inc.        9.375%  11/15/2009     3,747,000       4,084,230
    Nextel Communications, Inc.        9.500%  02/01/2011     7,838,000       8,837,345
    Nextel Communications, Inc.        9.950%  02/15/2008     1,154,000       1,211,700
    Nextel Communications, Inc.       12.000%  11/01/2008     2,985,000       3,164,100
    Qwest Corp.                        7.250%  10/15/2035       280,000         259,000
    Qwest Corp. (144A)                 8.875%  03/15/2012     9,915,000      11,203,950
    Rogers Cantel, Inc.                9.750%  06/01/2016     2,100,000       2,467,500
    Rogers Wireless Communications,
      Inc.                             9.625%  05/01/2011     1,950,000       2,262,000
    TCI Communications Financing
      Capital Trust III                9.650%  03/31/2027     3,660,000       4,451,475
    U.S. West Communications, Inc.     7.500%  06/15/2023     5,480,000       5,260,800
    U.S. West Communications, Inc.     8.875%  06/01/2031     7,211,000       7,571,550
                                                                         --------------
                                                                             68,196,263
                                                                         --------------
    TEXTILES, CLOTHING & FABRICS: 0.2%
    William Carter Co.                10.875%  08/15/2011     1,497,000       1,695,353
                                                                         --------------
    TRANSPORTATION: 1.2%
    Offshore Logistics, Inc.           6.125%  06/15/2013     6,835,000       6,561,600
    Petroleum Helicopters, Inc.        9.375%  05/01/2009     5,150,000       5,536,250
    Reddy Ice Group, Inc. (144A)       8.875%  08/01/2011       895,000         935,275
                                                                         --------------
                                                                             13,033,125
                                                                         --------------

     TOTAL CORPORATE OBLIGATIONS (COST - $1,013,966,900)                  1,043,347,359
                                                                         --------------

PREFERRED STOCKS: 0.7%                                      SHARES
                                                           ------------
Cablevision Systems Corp., Class M    %1.125                  53,350       5,588,412
    Hercules Trust II                  6.500%                     2,365       1,572,725
    Nexen, Inc.                        9.375%                       100           2,550
    Shaw Communications, Inc.          8.500%                    26,540         667,481
                                                                         --------------
     TOTAL PREFERRED STOCKS (COST - $7,568,458)                               7,831,168
                                                                         --------------

SEIX FUNDS, INC.

---------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                      RATE     MATURITY    PAR/FACE       VALUE (A)

    REPURCHASE AGREEMENTS: 2.1%
    Investors Bank & Trust Company
      Repurchase Agreement, in the
      amount of $21,884,007: Issued
      10/31/03 (collateralized by
      $22,267,909 par of FNMA, 3.93%
      due 02/01/2033 with a market
      value of $22,978,585) (Cost -
      $21,884,007)                     0.720%  11/03/2003  $ 21,884,007  $   21,884,007
                                                                         --------------

    TOTAL INVESTMENTS: 100.0% (COST - $1,043,419,365)                     1,073,062,534

    LIABILITIES, NET OF OTHER ASSETS: (0.0%)                                    (77,111)
                                                                         --------------

    NET ASSETS: 100.0%                                                   $1,072,985,423
                                                                         ==============

    Summary of Abbreviations

 (a)  See note 2 to the Financial Statements
 *    Non-income producing
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2003, the aggregate value of the securities is $192,931,826 or 18.0% of the net assets.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix Limited Duration Fund
PORTFOLIO OF INVESTMENTS
                                COUPON
OCTOBER 31, 2003                 RATE     MATURITY    PAR/FACE      VALUE (A)

-------------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY
     OBLIGATIONS: 15.0%
    U.S. TREASURY OBLIGATIONS: 15.0%
    U.S. Treasury Note           3.000%  11/30/2003  $16,000,000  $ 16,023,120
    U.S. Treasury Note           3.250%  12/31/2003    6,000,000     6,021,330
                                                                  ------------
     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST -
     $22,048,345)                                                   22,044,450
                                                                  ------------

    COLLATERALIZED MORTGAGE
     OBLIGATIONS: 6.5%
    Amortizing Residential
      Collateral Trust, Series
      2002-BC1F, Class A (FRN)   2.180%  01/25/2032    5,562,894     5,555,940
    IMPAC CMB Trust, Series
      2002-1, Class A1 (FRN)     2.170%  03/25/2032    2,515,402     2,515,890
    IMPAC CMB Trust, Series
      2002-3, Class 1A1 (FRN)    2.084%  06/25/2032    1,405,687     1,406,467
                                                                  ------------
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST -
     $9,479,364)                                                     9,478,297
                                                                  ------------
    ASSET BACKED SECURITIES: 66.0%
    American Express Master
      Trust, Series 2000-2,
      Class A (FRN)              2.690%  09/17/2007      482,000       482,597
    American Express Master
      Trust, Series 2002-2,
      Class A (FRN)              1.873%  05/15/2006      599,500       599,500
    BA Master Credit Card
      Trust, Series 2001-A,
      Class A (FRN)              2.020%  06/15/2008    1,470,000     1,472,981
    Banc One Heloc Trust,
      Series 1996-A, Class A
      (FRN)                      6.821%  05/15/2021      413,227       413,454
    Bank One Issuance Trust,
      Series 2003-A2, Class A
      (FRN)                      1.388%  10/15/2008    6,656,000     6,659,055
    Chase Credit Card Master
      Trust, Series 1997-1,
      Class A (FRN)              6.710%  10/15/2006    3,370,000     3,369,899
    Citibank Credit Card
      Master Trust, Series
      2002-A5, Class A5 (FRN)    1.299%  09/17/2007    5,501,000     5,500,125
    Countrywide Asset-Backed
      Securities, Inc., Series
      2002-B (FRN)               2.129%  04/15/2028    1,534,323     1,532,269
    Countrywide Asset-Backed
      Securities, Inc., Series
      2002-D (FRN)               2.020%  08/15/2028      326,765       325,230
    Discover Card Master Trust
      I, Series 1999-5, Class
      A (FRN)                    2.705%  12/18/2006    1,465,000     1,465,554
    FHLMC Structured Pass
      Through Securities,
      Series T-49, Class AV
      (FRN)                      1.964%  12/25/2032    5,455,031     5,459,438
    First USA Credit Card
      Master Trust, Series
      1999-1, Class A (FRN)      2.050%  10/19/2006    1,937,500     1,937,798
    First USA Credit Card
      Master Trust, Series
      1999-3, Class A (FRN)      2.651%  01/19/2007    2,270,000     2,270,538
    Fleet Credit Card Master
      Trust, Series 2001-A,
      Class A (FRN)              2.050%  08/15/2008      634,000       635,747
    Fleet Home Equity Loan
      Trust, Series 2003-1,
      Class A (FRN)              1.570%  01/20/2033    1,730,720     1,729,297
    FNMA Grantor Trust, Series
      2002-T10, Class A1 (FRN)   1.943%  06/25/2032    4,958,618     4,945,591
    FNMA Grantor Trust, Series
      2002-T13, Class A1 (FRN)   1.920%  08/25/2032    3,938,421     3,937,519
    FNMA Grantor Trust, Series
      2003-T3, Class A1 (FRN)    1.460%  06/25/2033    8,318,364     8,318,364
    FNMA Grantor Trust, Series
      2003-T4, Class 1A (FRN)    1.420%  09/26/2033    4,540,243     4,540,243
    Greenpoint Home Equity
      Loan Trust, Series
      2001-1, Class A2 (FRN)     5.253%  04/15/2027      526,409       526,409
    Greenpoint Home Equity
      Loan Trust, Series
      2003-1, Class 1            1.390%  04/15/2029    1,266,867     1,263,864
    MBNA Credit Card Master
      Note Trust, Series
      2001-A4, Class A (FRN)     2.030%  02/15/2007    5,805,000     5,807,049
    MBNA Master Credit Card
      Trust, Series 1995-A,
      Class A (FRN)              4.860%  01/16/2007    3,605,000     3,610,198
    Mellon Bank Home Equity
      Loan Trust, Series
      2001-1, Class A (FRN)      5.511%  03/20/2027    2,173,789     2,174,291
    Mellon Bank Home Equity
      Loan Trust, Series
      2001-TBC1, Class A1
      (FRN)                      2.198%  11/15/2031    4,830,493     4,835,512
    Merrill Lynch Home Equity
      Loan, Series 1997-1,
      Class A (FRN)              5.994%  09/25/2027      565,148       563,578
    Morgan Stanley Dean Witter
      Credit Card Trust,
      Series 2003-1, Class A     1.390%  11/25/2015    4,062,658     4,058,461
    Residential Asset Mortgage
      Products, Inc., Series
      2003-RS2, Class AII
      (FRN)                      1.650%  03/25/2033    5,777,860     5,774,515
    Residential Asset
      Securities Corp., Series
      2001-KS4, Class A2 (FRN)   2.170%  05/25/2032    2,419,227     2,423,862
    Residential Asset
      Securities Corp., Series
      2003-KS4, Class A2B
      (FRN)                      1.325%  06/25/2033    1,532,719     1,530,726
    Residential Funding
      Mortgage Securities II,
      Series 2003-HS1, Class
      AII (FRN)                  1.672%  01/25/2033    2,448,147     2,443,664
    Wachovia Asset
      Securitization, Inc.,
      Series 2002-HE2, Class A
      (FRN)                      1.783%  12/25/2032    2,761,277     2,765,689
    Wachovia Asset
      Securitization, Inc.,
      Series 2003-HE1, Class
      A1 (FRN)                   1.410%  03/25/2033    3,285,538     3,286,133
                                                                  ------------
     TOTAL ASSET BACKED SECURITIES (COST - $96,658,750)             96,659,150
                                                                  ------------
    REPURCHASE AGREEMENTS: 8.6%
    Investors Bank & Trust
      Company Repurchase
      Agreement, in the amount
      of $12,580,431: Issued
      10/31/2003
      (collateralized by
      $12,946,273 par of FNMA
      Pool #671021, 4.704% due
      01/01/2033 with a market
      value of $13,209,452)
      (Cost - $12,580,431)       0.720%  11/03/2003   12,580,431    12,580,431
                                                                  ------------

SEIX FUNDS, INC.

-------------------------------------------------------------------------------------
Seix Limited Duration Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
                                      COUPON
OCTOBER 31, 2003                       RATE     MATURITY    PAR/FACE      VALUE (A)

    SHORT-TERM INVESTMENTS: 3.7%
    U.S. Treasury Bill (Cost -
      $5,479,093)(1)                   0.900%  11/28/2003  $ 5,483,000  $  5,479,093
                                                                        ------------

    TOTAL INVESTMENTS: 99.8% (COST - $146,245,983)                       146,241,421

    OTHER ASSETS, NET OF LIABILITIES: 0.2%                                   271,447
                                                                        ------------

    NET ASSETS: 100.0%
                                                                        $146,512,868
                                                                        ============

    Summary of Abbreviations

 (1)  Coupon rate shown represents yield to maturity at date of purchase.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exemptfrom registration, normally to qualified buyers. At October 31, 2003, the aggregate value of the securities is $0 or 0.0% of the net assets.
 FRN  Floating Rate Note

    See Notes to the Financial Statements.

SEIX FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                    Seix           Seix             Seix              Seix
                                  Core Bond    Intermediate      High Yield     Limited Duration
                                    Fund         Bond Fund          Fund              Fund
                                -------------  -------------  ----------------  ----------------
ASSETS
Investments, at value (cost of
  $39,949,651, $26,852,555,
  $1,021,535,358 and
  $133,665,552, respectively)
  (Note 2 and 5)                $  40,459,474  $  27,554,889  $  1,051,178,527   $  133,660,990
Repurchase agreements, at cost      2,192,457      3,099,515        21,884,007       12,580,431
Receivable for securities sold      6,264,011        290,258        18,373,757         -
Receivable for capital shares
  sold                                -              -               2,405,554         -
Interest receivable                   338,205        316,284        22,347,465          316,762
Receivable from investment
  advisor                               3,227        -               -                   17,419
                                -------------  -------------  ----------------   --------------
    Total assets                   49,257,374     31,260,946     1,116,189,310      146,575,602
                                -------------  -------------  ----------------   --------------

LIABILITIES
Payable for securities
  purchased                        15,231,893      2,522,582        40,222,619         -
Payable for capital shares
  redeemed                                730        -               1,272,079         -
Payable to investment advisor         -                6,842           296,852         -
Dividends payable                       3,489        -               1,079,815         -
Accrued expenses and other
  liabilities                          56,215         42,293           332,522           62,734
                                -------------  -------------  ----------------   --------------
    Total liabilities              15,292,327      2,571,717        43,203,887           62,734
                                -------------  -------------  ----------------   --------------

NET ASSETS                      $  33,965,047  $  28,689,229  $  1,072,985,423   $  146,512,868
                                =============  =============  ================   ==============

COMPOSITION OF NET ASSETS
Paid-in capital                 $  32,786,481  $  28,214,853  $  1,041,140,827   $  146,500,013
Accumulated undistributed
  (distributions in excess of)
  net investment income                (1,662)       -                 (34,874)          26,740
Net accumulated realized gain
  (loss) on investments               670,405       (227,958)        2,236,301           (9,323)
Net unrealized appreciation
  (depreciation) on
  investments                         509,823        702,334        29,643,169           (4,562)
                                -------------  -------------  ----------------   --------------
  Net assets applicable to
    capital stock outstanding   $  33,965,047  $  28,689,229  $  1,072,985,423   $  146,512,868
                                =============  =============  ================   ==============

NET ASSETS
Class I                            33,662,064     28,689,229     1,057,993,091      146,512,868
Class P                               302,983        -              14,992,332         -
SHARES OUTSTANDING
Class I                             3,264,659      2,804,379        95,379,806       14,674,424
Class P                                28,873        -               1,394,474         -
NET ASSET VALUE PER SHARE
Class I                                 10.31          10.23             11.09             9.98
Class P                                 10.49        -                   10.75         -

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                     Seix            Seix            Seix             Seix
                                  Core Bond      Intermediate     High Yield    Limited Duration
                                     Fund         Bond Fund          Fund             Fund
                                --------------  --------------  --------------  ----------------
INVESTMENT INCOME
Dividend income                 $     17,932    $    -          $    548,488     $     -
Interest income                    1,763,449       1,138,720      37,030,104          1,205,040
                                --------------  --------------  --------------   --------------
    Total income                   1,781,381       1,138,720      37,578,592          1,205,040
                                --------------  --------------  --------------   --------------

EXPENSES
Investment advisory fees (Note
  3)                                 125,175          73,614       2,587,237             92,496
Administration fees (Note 3)          31,882          20,502         361,051             64,647
Distribution and services fees
Class P                                  586         -                37,933           -
Custodian fees                        51,997          31,309         244,393             37,649
Audit fees                            30,650          27,650          38,150             16,150
Registration fees                     11,182           6,190         149,873             13,784
Amortization of organizational
  costs                                3,849         -               -                 -
Directors fees (Note 3)                1,215           1,450          29,640              5,720
Transfer agent fees                    1,045           1,391          38,818              1,216
Legal fees                               285           3,659          42,246              6,104
Miscellaneous fees and
  expenses                               588             363           6,901              1,253
                                --------------  --------------  --------------   --------------
    Total operating expenses         258,454         166,128       3,536,242            239,019
    Waiver of investment
      advisory fees                  (32,605)        (33,623)       (637,126)           (54,027)
                                --------------  --------------  --------------   --------------
    Net expenses                     225,849         132,505       2,899,116            184,992
                                --------------  --------------  --------------   --------------
Net investment income              1,555,532       1,006,215      34,679,476          1,020,048
                                --------------  --------------  --------------   --------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
  investments                      2,996,655         636,735       4,309,863            (38,399)
Change in unrealized
  appreciation (depreciation)
  on investments                    (151,999)       (139,845)     29,588,562             (2,244)
                                --------------  --------------  --------------   --------------
    Net realized and
      unrealized gain (loss)
      on investments               2,844,656         496,890      33,898,425            (40,643)
                                --------------  --------------  --------------   --------------
Net increase in net assets
  resulting from operations     $  4,400,188    $  1,503,105    $ 68,577,901     $      979,405
                                ==============  ==============  ==============   ==============

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         Seix Core Bond Fund                 Seix Intermediate Bond Fund
                                --------------------------------------  --------------------------------------
                                    YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                 OCTOBER 31, 2003    OCTOBER 31, 2002    OCTOBER 31, 2003    OCTOBER 31, 2002
                                ------------------  ------------------  ------------------  ------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS
Net investment income           $        1,555,532  $        3,294,443  $        1,006,215  $        1,581,536
Net realized gain (loss) from
  investments                            2,996,655            (707,157)            636,735            (640,661)
Net change in unrealized
  appreciation (depreciation)
  of investments                          (151,999)           (657,158)           (139,845)            357,499
                                ------------------  ------------------  ------------------  ------------------
Net increase in net assets
  resulting from operations              4,400,188           1,930,128           1,503,105           1,298,374
                                ------------------  ------------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I                                 (1,665,698)         (3,403,242)         (1,126,089)         (1,684,416)
Class P                                     (4,532)             (1,605)         -                   -
From net realized gains on
  investments
Class I                                 -                     (267,209)         -                     (615,178)
                                ------------------  ------------------  ------------------  ------------------
Total distributions to
  shareholders                          (1,670,230)         (3,672,056)         (1,126,089)         (2,299,594)
                                ------------------  ------------------  ------------------  ------------------

CAPITAL SHARE TRANSACTIONS
  (NOTE 6)
Class I                                (49,789,170)         30,436,190         (11,971,763)         15,093,017
Class P                                    131,388             164,365          -                   -
                                ------------------  ------------------  ------------------  ------------------
Total capital share
  transactions                         (49,657,782)         30,600,555         (11,971,763)         15,093,017
                                ------------------  ------------------  ------------------  ------------------

Total increase (decrease) in
  net assets                           (46,927,824)         28,858,627         (11,594,747)         14,091,797

NET ASSETS
Beginning of year                       80,892,871          52,034,244          40,283,976          26,192,179
                                ------------------  ------------------  ------------------  ------------------
End of year                     $       33,965,047  $       80,892,871  $       28,689,229  $       40,283,976
                                ==================  ==================  ==================  ==================

DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME,
  END OF YEAR                   $           (1,662) $               (5) $       -           $       -
                                ==================  ==================  ==================  ==================

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                          Seix High Yield Fund                   Seix Limited Duration Fund
                                ----------------------------------------  ----------------------------------------
                                                                                               FOR THE PERIOD FROM
                                    YEAR ENDED           YEAR ENDED           YEAR ENDED        OCTOBER 25, 2002*
                                 OCTOBER 31, 2003     OCTOBER 31, 2002     OCTOBER 31, 2003    TO OCTOBER 31, 2002
                                -------------------  -------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS
Net investment income           $       34,679,476   $        1,915,588   $        1,020,048   $               706
Net realized gain (loss) from
  investments                            4,309,863             (843,794)             (38,399)           -
Net change in unrealized
  appreciation (depreciation)
  of investments                        29,588,562               25,228               (2,244)               (2,318)
                                -------------------  -------------------  -------------------  -------------------
Net increase (decrease) in net
  assets resulting from
  operations                            68,577,901            1,097,022              979,405                (1,612)
                                -------------------  -------------------  -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I                                (33,987,772)          (1,614,896)            (964,688)                 (250)
Class P                                   (758,742)            (299,669)          -                     -
From net realized gains on
  investments
Class I                                 -                       (13,544)          -                     -
Class P                                 -                        (2,714)          -                     -
                                -------------------  -------------------  -------------------  -------------------
Total distributions to
  shareholders                         (34,746,514)          (1,930,823)            (964,688)                 (250)
                                -------------------  -------------------  -------------------  -------------------

CAPITAL SHARE TRANSACTIONS
  (NOTE 6)
Class I                                943,595,873           78,051,591          134,199,664            12,300,349
Class P                                  3,664,279           10,034,884           -                     -
                                -------------------  -------------------  -------------------  -------------------
Total capital share
  transactions                         947,260,152           88,086,475          134,199,664            12,300,349
                                -------------------  -------------------  -------------------  -------------------

Total increase in net assets           981,091,539           87,252,674          134,214,381            12,298,487

NET ASSETS
Beginning of year                       91,893,884            4,641,210           12,298,487            -
                                -------------------  -------------------  -------------------  -------------------
End of year                     $    1,072,985,423   $       91,893,884   $      146,512,868   $        12,298,487
                                ===================  ===================  ===================  ===================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXESS OF) NET INVESTMENT
  INCOME, END OF YEAR           $          (34,874)  $           (1,710)  $           26,740   $               456
                                ===================  ===================  ===================  ===================

--------------------------------------------------------------------------------

   *  Commencement of investment operations.

                                       See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                   Seix Core Bond Fund Class I
                           -------------------------------------------
                                     YEAR ENDED OCTOBER 31,
                           -------------------------------------------
                            2003     2002     2001     2000     1999
                           -------  -------  -------  -------  -------
Net asset value,
  beginning of year        $ 10.00  $ 10.34  $  9.66  $  9.67  $ 10.26
                           -------  -------  -------  -------  -------

INVESTMENT OPERATIONS
Net investment income         0.30     0.42     0.59     0.63     0.56

Net realized and
  unrealized gain (loss)
  on investments              0.35    (0.29)    0.70    (0.02)   (0.48)
                           -------  -------  -------  -------  -------

    Total increase from
      investment
      operations              0.65     0.13     1.29     0.61     0.08
                           -------  -------  -------  -------  -------

DISTRIBUTIONS
From net investment
  income                     (0.34)   (0.42)   (0.61)   (0.62)   (0.56)
From net realized gains
  on investments                 -    (0.05)       -        -    (0.11)
                           -------  -------  -------  -------  -------
    Total distributions      (0.34)   (0.47)   (0.61)   (0.62)   (0.67)
                           -------  -------  -------  -------  -------

Net asset value, end of
  year                     $ 10.31  $ 10.00  $ 10.34  $  9.66  $  9.67
                           =======  =======  =======  =======  =======

TOTAL RETURN (A)             6.58%    1.38%   13.82%    6.63%    0.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000's)                  $33,662  $80,727  $52,034  $58,099  $56,285

Ratio of net expenses to
  average net assets         0.45%    0.45%    0.45%    0.45%    0.45%

Ratio of expenses to
  average net assets
  (before expense waivers
  and reimbursement of
  other expenses)            0.51%    0.70%    0.70%    0.63%    0.71%

Ratio of net investment
  income to average net
  assets                     3.10%    4.08%    5.85%    6.57%    5.78%

Portfolio turnover rate       463%     502%     492%     522%     562%

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               Seix Core Bond Fund Class P
                                          -------------------------------------
                                                            FOR THE PERIOD FROM
                                             YEAR ENDED      JANUARY 25, 2002*
                                          OCTOBER 31, 2003  TO OCTOBER 31, 2002
                                          ----------------  -------------------
Net asset value, beginning of year             $10.08              $10.00
                                               ------              ------

INVESTMENT OPERATIONS
Net investment income                            0.29                0.27

Net realized and unrealized gain (loss)
  on investments                                 0.34                0.09
                                               ------              ------

    Total increase from investment
      operations                                 0.63                0.36
                                               ------              ------

DISTRIBUTIONS
From net investment income                      (0.22)              (0.28)
                                               ------              ------
    Total distributions                         (0.22)              (0.28)
                                               ------              ------

Net asset value, end of year                   $10.49              $10.08
                                               ======              ======

TOTAL RETURN (A)                                6.24%               3.69% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                $  303              $  166

Ratio of net expenses to average net
  assets                                        0.70%               0.80% (c)

Ratio of expenses to average net assets
  (before expense waivers and
  reimbursement of other expenses)              0.70%               1.11% (c)

Ratio of net investment income to
  average net assets                            2.66%               3.30% (c)

Portfolio turnover rate                          463%                502% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                     Seix Intermediate Bond Fund Class I
                           -------------------------------------------------------
                                 YEAR ENDED OCTOBER 31,        FOR THE PERIOD FROM
                           ----------------------------------    JUNE 30, 1999*
                            2003     2002     2001     2000    TO OCTOBER 31, 1999
                           -------  -------  -------  -------  -------------------
Net asset value,
  beginning of year        $ 10.12  $ 10.63  $  9.96  $  9.92        $ 10.00
                           -------  -------  -------  -------        -------

INVESTMENT OPERATIONS
Net investment income         0.37     0.47     0.57     0.64           0.20

Net realized and
  unrealized gain (loss)
  on investments              0.15    (0.23)    0.68     0.04          (0.09)
                           -------  -------  -------  -------        -------

    Total increase from
      investment
      operations              0.52     0.24     1.25     0.68           0.11
                           -------  -------  -------  -------        -------

DISTRIBUTIONS
From net investment
  income                     (0.41)   (0.50)   (0.58)   (0.64)         (0.19)
From net realized gains
  on investments                 -    (0.25)       -        -              -
                           -------  -------  -------  -------        -------
    Total distributions      (0.41)   (0.75)   (0.58)   (0.64)         (0.19)
                           -------  -------  -------  -------        -------

Net asset value, end of
  year                     $ 10.23  $ 10.12  $ 10.63  $  9.96        $  9.92
                           =======  =======  =======  =======        =======

TOTAL RETURN (A)             5.16%    2.47%   12.87%    7.08%          1.13% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000's)                  $28,689  $40,284  $26,192  $11,207        $10,926

Ratio of net expenses to
  average net assets         0.45%    0.45%    0.45%    0.45%          0.45% (c)

Ratio of expenses to
  average net assets
  (before expense waivers
  and reimbursement of
  other expenses)            0.56%    0.73%    0.76%    0.88%          1.81% (c)

Ratio of net investment
  income to average net
  assets                     3.42%    4.63%    5.50%    6.44%          5.93% (c)

Portfolio turnover rate       277%     237%     431%     342%           117% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            Seix High Yield Fund Class I
                                     ------------------------------------------
                                          YEAR ENDED
                                          OCTOBER 31,       FOR THE PERIOD FROM
                                     ---------------------  DECEMBER 29, 2000*
                                        2003        2002    TO OCTOBER 31, 2001
                                     -----------  --------  -------------------
Net asset value, beginning of year   $    10.17   $ 10.40          $10.00
                                     ----------   -------          ------

INVESTMENT OPERATIONS
Net investment income                      0.68      0.63            0.64

Net realized and unrealized gain
  (loss) on investments                    0.92     (0.20)           0.36
                                     ----------   -------          ------

    Total increase from investment
      operations                           1.60      0.43            1.00
                                     ----------   -------          ------

DISTRIBUTIONS
From net investment income                (0.68)    (0.63)          (0.60)
From net realized gains on
  investments                            -          (0.03)        -
                                     ----------   -------          ------
    Total distributions                   (0.68)    (0.66)          (0.60)
                                     ----------   -------          ------

Net asset value, end of year         $    11.09   $ 10.17          $10.40
                                     ==========   =======          ======

TOTAL RETURN (A)                         16.10%     4.21%          10.14% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)      $1,057,993   $82,017          $4,641

Ratio of net expenses to average
  net assets                              0.55%     0.55%           0.55% (c)

Ratio of expenses to average net
  assets (before expense waivers
  and reimbursement of other
  expenses)                               0.67%     1.07%           3.98% (c)

Ratio of net investment income to
  average net assets                      6.67%     6.80%           7.33% (c)

Portfolio turnover rate                    108%       97%            466% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                              Seix High Yield Fund Class P
                                          -------------------------------------
                                                            FOR THE PERIOD FROM
                                             YEAR ENDED     DECEMBER 21, 2001*
                                          OCTOBER 31, 2003  TO OCTOBER 31, 2002
                                          ----------------  -------------------
Net asset value, beginning of year             $  9.78             $10.00
                                               -------             ------

INVESTMENT OPERATIONS
Net investment income                             0.68               0.54

Net realized and unrealized gain (loss)
  on investments                                  0.82              (0.22)
                                               -------             ------

    Total increase from investment
      operations                                  1.50               0.32
                                               -------             ------

DISTRIBUTIONS
From net investment income                       (0.53)             (0.51)
From net realized gains on investments         -                    (0.03)
                                               -------             ------
    Total distributions                          (0.53)             (0.54)
                                               -------             ------

Net asset value, end of year                   $ 10.75             $ 9.78
                                               =======             ======

TOTAL RETURN (A)                                15.72%              3.29% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                $14,992             $9,877

Ratio of net expenses to average net
  assets                                         0.90%              0.89% (c)

Ratio of expenses to average net assets
  (before expense waivers and
  reimbursement of other expenses)               0.93%              1.20% (c)

Ratio of net investment income to
  average net assets                             6.45%              6.53% (c)

Portfolio turnover rate                           108%                97% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            Seix Limited Duration Fund Class I
                                          --------------------------------------
                                                             FOR THE PERIOD FROM
                                             YEAR ENDED       OCTOBER 25, 2002*
                                          OCTOBER 31, 2003   TO OCTOBER 31, 2002
                                          -----------------  -------------------
Net asset value, beginning of year            $  10.00             $ 10.00
                                              --------             -------

INVESTMENT OPERATIONS
Net investment income                             0.11                0.00 (a)

Net realized and unrealized loss on
  investments                                    (0.02)            -
                                              --------             -------

    Total increase from investment
      operations                                  0.09                0.00
                                              --------             -------

DISTRIBUTIONS
From net investment income                       (0.11)              (0.00)(a)
                                              --------             -------
    Total distributions                          (0.11)              (0.00)
                                              --------             -------

Net asset value, end of year                  $   9.98             $ 10.00
                                              ========             =======

TOTAL RETURN                                     0.92%               0.00% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)               $146,513             $12,298

Ratio of net expenses to average net
  assets                                         0.20%               0.00% (b)

Ratio of expenses to average net assets
  (before expense waivers and
  reimbursement of other expenses)               0.26%               0.00% (b)

Ratio of net investment income to
  average net assets                             1.10%               0.00% (b)

Portfolio turnover rate                           244%                  0% (b)

--------------------------------------------------------------------------------

 (a) Net investment income and distributions from net investment income were less than $0.01 per share.
 (b)  Amounts are not meaningful due to the short period of operations.
 (c)  Not annualized.
 (d)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
1. ORGANIZATION

Seix Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has four portfolios: the Seix Core Bond Fund (the "Core Bond Fund") commenced operations on December 30, 1997, the Seix Intermediate Bond Fund (the "Intermediate Bond Fund") commenced operations on June 30, 1999, the Seix High Yield Fund (the "High Yield Fund") commenced operations on December 29, 2000, and the Seix Limited Duration Fund (the "Limited Duration Fund") commenced operations on October 25, 2002, (each a "Portfolio", collectively, the "Portfolios"). The Core Bond Fund and the Intermediate Bond Fund are non-diversified, and the High Yield Fund and the Limited Duration Fund are diversified.

Throughout the year ended October 31, 2003, the Portfolios offered Class I shares. The Core Bond Fund and High Yield Fund began to offer Class P shares effective January 25, 2002 and December 21, 2001, respectively. As of October 31, 2003, the Class P shares for the Intermediate Bond Fund and the Limited Duration Fund have not commenced. Class P shares bear a 12b-1 distribution fee (See Note 3).

INVESTMENT OBJECTIVES

The Core Bond Fund is designed to provide investors with a total return, which consistently exceeds the total return of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index. The Intermediate Bond Fund is designed to provide investors with a total return, which consistently exceeds the total return of the intermediate portion of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Credit Index. The High Yield Fund is designed to provide investors with a high income and, secondarily, capital appreciation. Performance is measured against the Merrill Lynch High Yield Index. The Limited Duration Fund is designed to provide investors with a high level of current income while preserving liquidity and capital. Performance is measured against the 3-Month Treasury Bill Index.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments are valued daily at their market price, which results in unrealized gain or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Short-term securities purchased with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. The Portfolios use the specific identification method for determining gain or loss on sales of securities.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolios accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition. Such securities are amortized on a straight-line basis.

INCOME TAX

There is no provision for Federal income or excise tax since the Portfolios intend to qualify as regulated investment companies ("RICs") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of their taxable income.

TAXES AND DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios to declare and pay dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code (the "Code"). To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment, temporary differences do not require such reclassification.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                CORE BOND  INTERMEDIATE BOND   HIGH YIELD    LIMITED DURATION
                                  FUND           FUND             FUND             FUND
---------------------------------------------------------------------------------------------
Undistributed Ordinary Income   $621,743       $ -             $3,189,912        $26,740
Undistributed Long-Term Gain
  (Loss)                         140,701        (190,245)         163,919           (999)

At October 31, 2003, the Portfolios had capital loss carryforwards to offset future gains, if any, to the extent permitted by the Code, of the following:

               PORTFOLIO                   AMOUNT   EXPIRATION DATE
-------------------------------------------------------------------
Intermediate Bond Fund                    $190,245          2010
Limited Duration Fund                          999          2011

The following reclassifications represent the amounts necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of October 31, 2003. These reclassifications have no impact on net investment

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus GAAP. The calculations of net investment income per share in the financial highlights table exclude these adjustments:

                                        ACCUMULATED
                                       UNDISTRIBUTED
                                     (DISTRIBUTIONS IN
                                      EXCESS OF) NET      NET ACCUMULATED
             PORTFOLIO               INVESTMENT INCOME  REALIZED GAIN/(LOSS)  PAID IN CAPITAL
---------------------------------------------------------------------------------------------
Core Bond Fund                             $113,041         $(1,450,918)        $1,337,877
Intermediate Bond Fund                      119,874            (119,454)              (420)
High Yield Fund                              33,874          (1,229,357)         1,195,483
Limited Duration Fund                       (29,076)             29,076            -

OPERATING EXPENSES

Expenses are recorded on an accrual basis. Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Expenses which are not readily identifiable to a specific Portfolio are allocated to each Portfolio based on its net assets in relation to the total net assets of all of the Portfolios or on another reasonable basis. Common expenses are allocated pro-rata among the class of shares of the Portfolio based on the relative net assets of each class. Distribution and service fees, which are directly attributable to a class of shares, are charged to that class's operations.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

The Fund's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Core Bond Fund and the Intermediate Bond Fund each pay the Investment Adviser a monthly fee at an annual rate of 0.25% of the average daily net assets of each class. Additionally, the High Yield Fund and the Limited Duration Fund pay the Investment Adviser a monthly fee at an annual rate of 0.50% and 0.10% respectively, of the average daily net assets of each class.

The Investment Adviser has contractually agreed to waive its advisory fees and reimburse each Portfolio for its expenses (excluding brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) through March 1, 2005 to the extent necessary to maintain the total expenses for each Portfolio at the following annual rate of each Portfolio's average daily net assets.

             PORTFOLIO NAME               CLASS I  CLASS P
----------------------------------------------------------
Core Bond Fund                             0.45%    0.80%
Intermediate Bond Fund                     0.45%    0.80%
High Yield Fund                            0.55%    0.90%
Limited Duration Fund                      0.20%    0.55%

During the year ended October 31, 2003, the Investment Adviser voluntarily waived $32,605, $33,623, $637,126 and $54,027 of advisory fees for the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund and the Limited Duration Fund, respectively.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED) ADMINISTRATOR

Pursuant to its Administration Agreement, Investors Bank & Trust Company (the "Administrator"), earns a fee for providing fund administration services to the Portfolios. Under this agreement, the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund, and the Limited Duration Fund incurred $31,882, $20,502, $361,051, and $64,647 respectively, in administration fees for the year ended October 31, 2003. Certain officers are employed by the Administrator.

CUSTODIAN AND TRANSFER AGENT FEE

Investors Bank & Trust Company ("Investors Bank") serves as the Fund's custodian and transfer agent. As compensation for its services, Investors Bank receives out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. Fees for such services paid to Investors Bank by the Funds are reflected as custodian and transfer agent expense in the statement of operations.

DIRECTORS

Directors' fees of $1,215, $1,450, $29,640 and $5,720 were paid by the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund and the Limited Duration Fund, respectively, for the year ended October 31, 2003 to directors who are not employees of the Investment Adviser. Effective September 2003, directors who are not employees of the Investment Adviser received an annual retainer of $10,000, payable quarterly and $1,250 per meeting attended plus out-of-pocket expenses. Prior to September 2003, directors who were not employees of the Investment Adviser received an annual retainer of $2,000, payable quarterly and $1,000 per meeting attended, plus out-of-pocket expenses. Certain officers and director of the Funds are officers of the above organizations.

DISTRIBUTION

Quasar Distributors, LLC (the "Distributor") is the Portfolios' distributor. The Distributor's annual compensation in the amount of $25,000 is paid directly by the Portfolios' Administrator.

The Portfolios have adopted a Distribution and Service Plan (the "Plan") with respect to their Class P shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 that allows each Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Each Portfolio's Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. As of October 31, 2003, the Board of Directors has only approved payment of up to 0.25% of average net assets.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than short-term investments, for the year ended October 31, 2003 were as follows:

                                            PURCHASES                            SALES
                                ---------------------------------  ---------------------------------
          PORTFOLIO             U.S. GOVERNMENT  OTHER SECURITIES  U.S. GOVERNMENT  OTHER SECURITIES
----------------------------------------------------------------------------------------------------
Core Bond Fund                   $261,743,739     $   19,542,392    $282,028,345      $ 57,855,512
Intermediate Bond Fund           $ 61,194,106     $   12,746,844    $ 66,255,705      $ 15,770,990
High Yield Fund                  $    -           $1,454,708,492    $    -            $523,351,122
Limited Duration Fund            $ 79,365,496     $  217,710,063    $ 62,396,762      $115,537,691

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS (CONTINUED)
The components of net unrealized appreciation of investments for federal tax purposes at October 31, 2003 for the Portfolios are as follows:

                                                            NET APPRECIATION  COST FOR FEDERAL
          PORTFOLIO             APPRECIATION  DEPRECIATION   (DEPRECIATION)     TAX PURPOSES
----------------------------------------------------------------------------------------------
Core Bond Fund                  $   543,774    $(127,652)     $   416,122      $   40,043,352
Intermediate Bond Fund          $   697,249    $ (32,628)     $   664,621      $   26,890,268
High Yield Fund                 $30,249,456    $(678,876)     $29,570,580      $1,021,607,947
Limited Duration Fund           $    23,793    $ (36,679)     $   (12,886)     $  133,673,876

5. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Portfolios and repurchase such securities from the Portfolios at a mutually agreed upon price and date.

The Portfolios will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. If the value of the underlying securities falls below the value of the repurchase price, plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS

At October 31, 2003, an unlimited number of shares of beneficial interest without par value were authorized.

Transactions in capital stock for the Core Bond Fund were as follows for the periods indicated:

                                       YEAR ENDED                YEAR ENDED
                                    OCTOBER 31, 2003          OCTOBER 31, 2002
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                --------------------------------------------------
Class I:
Shares Sold                       105,797   $ 1,085,079    6,151,422  $ 61,494,830
Shares Reinvested                 158,519     1,628,509      387,059     3,869,999
Shares Redeemed                 (5,071,497) (52,502,758)  (3,498,831)  (34,928,639)
                                ----------  ------------  ----------  ------------
  NET DECREASE                  (4,807,181) $(49,789,170)  3,039,650  $ 30,436,190
                                ==========  ============  ==========  ============

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                        FOR THE PERIOD
                                   YEAR ENDED     FROM JANUARY 25, 2002* TO
                                OCTOBER 31, 2003       OCTOBER 31, 2002
                                ----------------  --------------------------
                                SHARES   AMOUNT     SHARES        AMOUNT
                                --------------------------------------------
Class P:
Shares Sold                     19,048  $200,919    16,951       $169,723
Shares Reinvested                -        -          -             -
Shares Redeemed                 (6,597) (69,531)      (529)        (5,328)
                                ------  --------    ------       --------
  NET INCREASE                  12,451  $131,388    16,422       $164,365
                                ======  ========    ======       ========

   *  Commencement of investment operations

Transactions in capital stock for the Intermediate Bond Fund were as follows for the periods indicated:

                                       YEAR ENDED               YEAR ENDED
                                    OCTOBER 31, 2003         OCTOBER 31, 2002
                                ------------------------  ----------------------
                                  SHARES       AMOUNT      SHARES      AMOUNT
                                ------------------------------------------------
Class I:
Shares Sold                        54,833   $   561,526   1,370,192  $13,620,131
Shares Reinvested                 109,843     1,126,089    239,525     2,419,376
Shares Redeemed                 (1,342,356) (13,659,378)   (92,349)     (946,490)
                                ----------  ------------  ---------  -----------
  NET INCREASE (DECREASE)       (1,177,680) $(11,971,763) 1,517,368  $15,093,017
                                ==========  ============  =========  ===========

Transactions in capital stock for the High Yield Fund were as follows for the periods indicated:

                                        YEAR ENDED                YEAR ENDED
                                     OCTOBER 31, 2003          OCTOBER 31, 2002
                                --------------------------  ----------------------
                                  SHARES        AMOUNT       SHARES      AMOUNT
                                --------------------------------------------------
Class I:
Shares Sold                     94,090,291  $1,018,097,341  7,510,247  $76,947,221
Shares Reinvested               2,576,931       27,999,990   137,519     1,404,424
Shares Redeemed                 (9,352,423)   (102,501,458)  (28,879)     (300,054)
                                ----------  --------------  ---------  -----------
  NET INCREASE                  87,314,799  $  943,595,873  7,618,887  $78,051,591
                                ==========  ==============  =========  ===========

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                           FOR THE PERIOD FROM
                                       YEAR ENDED         DECEMBER 21, 2001* TO
                                    OCTOBER 31, 2003         OCTOBER 31, 2002
                                ------------------------  ----------------------
                                  SHARES       AMOUNT      SHARES      AMOUNT
                                ------------------------------------------------
Class P:
Shares Sold                     1,950,374   $19,870,013   1,009,579  $10,036,848
Shares Reinvested                  59,580       617,924     30,641       302,144
Shares Redeemed                 (1,625,363) (16,823,658)   (30,337)     (304,108)
                                ----------  ------------  ---------  -----------
  NET INCREASE                    384,591   $ 3,664,279   1,009,883  $10,034,884
                                ==========  ============  =========  ===========

   *  Commencement of investment operations

Transactions in capital stock for the Limited Duration Fund were as follows for the periods indicated:

                                                             FOR THE PERIOD FROM
                                        YEAR ENDED           OCTOBER 25, 2002* TO
                                     OCTOBER 31, 2003          OCTOBER 31, 2002
                                --------------------------  ----------------------
                                  SHARES        AMOUNT       SHARES      AMOUNT
                                --------------------------------------------------
Class I:
Shares Sold                      26,179,350  $261,425,446   1,230,010  $12,300,099
Shares Reinvested                    96,585       964,688         25           250
Shares Redeemed                 (12,831,546) (128,190,470)     -            -
                                -----------  -------------  ---------  -----------
  NET INCREASE (DECREASE)        13,444,389  $134,199,664   1,230,035  $12,300,349
                                ===========  =============  =========  ===========

   *  Commencement of investment operations

SEIX FUNDS, INC.
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Seix Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seix Funds, Inc. (comprising the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund, and Seix Limited Duration Fund) (the "Funds") as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aformentioned Funds at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 19, 2003

SEIX FUNDS, INC.
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD OF DIRECTORS AND OFFICERS

The Fund is managed by its Board of Directors. The Board of Directors is generally responsible for management of the business and affairs of the Fund. The Board of Directors formulates the general policies of the Fund, approves contracts and authorizes Fund officers to carry out the decisions of the Board. The Board of Directors and principal officers of the Fund are listed below together with information on their positions with the Fund, address, age, and principal occupations during the past five years and other principal business affiliations.

INTERESTED DIRECTORS

                                                                                             NUMBER OF
                                                                         PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,               POSITION(S)      TERM OF OFFICE(2)       OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            HELD WITH         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE                    FUND            TIME SERVED            FIVE YEARS           TRUSTEE           TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Christina Seix(1)             Director and    Since September 1997  Seix Investment             Four        Freddie Mac
300 Tice Blvd.              Chairman of the                         Advisors Inc.,
Woodcliff Lake, NJ 07677         Board                              Chairman and Chief
10/7/50                                                             Investment Officer
                                                                    (1992-Present).

John G. Talty(1)               President,     Treasurer since       Seix Investment             Four        None
300 Tice Blvd.               Treasurer, and   September 2002;       Advisors Inc.,
Woodcliff Lake, NJ 07677        Director      President and         Managing Director
9/20/58                                       Director since        (1993-Present) and
                                              September 1997        President
                                                                    (1996-Present).

NON-INTERESTED DIRECTORS

                                                                                             NUMBER OF
                                                                         PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,               POSITION(S)      TERM OF OFFICE(2)       OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            HELD WITH         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE                    FUND            TIME SERVED            FIVE YEARS           TRUSTEE           TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
C. Alan MacDonald               Director      Since March 2000      CAM Consultants,            Four        Lord Abbett &
415 Round Hill Road                                                 (1992-Present)                          Co.
Greenwich, CT 06831
5/19/33

John E. Manley, Sr.             Director      Since September 1997  Retired; formerly           Four        None
86505 Holmes                                                        Senior Vice
Chapel Hill, NC 27517                                               President to Mutual
9/14/33                                                             of America (April
                                                                    1985-April of 1996);
                                                                    formerly Consultant
                                                                    to Mutual of America
                                                                    (April 1996-March
                                                                    1997).

John O'Brien                    Director      Since September 1997  Retired since 1992;         Four        The Gilbert
466 Fairfield Road                                                  formerly Vice                           MacKay
Wyckoff, New Jersey 07481                                           Chairman of                             Foundation
6/22/31                                                             MacKay-Shields
                                                                    Financial
                                                                    Corporation
                                                                    (1987-1992)

 (1) Ms. Seix and Mr. Talty are "interested persons" of the Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of their employment with the Fund's Investment Adviser. Ms. Seix owns approximately 61% of the Investment Adviser and Mr. Talty owns approximately 12% of the Investment Adviser.
 (2) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

SEIX FUNDS, INC.
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD OF DIRECTORS AND OFFICERS (CONTINUED)
PRINCIPAL OFFICERS

                                                                           PRINCIPAL
          NAME,                 POSITION(S)      TERM OF OFFICE(2)       OCCUPATION(S)
       ADDRESS, AND              HELD WITH         AND LENGTH OF          DURING PAST
           AGE                      FUND            TIME SERVED            FIVE YEARS
------------------------------------------------------------------------------------------
Peter J. Bourke                Vice President   Since September 1997  Seix Investment
300 Tice Blvd.                                                        Advisors Inc.,
Woodcliff Lake, NJ 07677                                              Managing Director
6/5/51                                                                (1993-Present);
                                                                      Chief Operating
                                                                      Officer
                                                                      (1998-Present).

Victoria McFarlane               Assistant      Since December 2003   Director, Mutual
Investors Bank & Trust           Treasurer                            Fund Administration,
Company                                                               Reporting &
200 Clarendon Street                                                  Compliance,
Boston, MA 02116                                                      Investors Bank &
10/2/66                                                               Trust Company
                                                                      (2002-present);
                                                                      Assistant Vice
                                                                      President, Fund
                                                                      Treasury, MFS
                                                                      Investment
                                                                      Management
                                                                      (1998-2002)

Mark Berman                      Assistant      Since September 2003  Manager, Mutual Fund
Investors Bank & Trust           Treasurer                            Administration,
Company                                                               Reporting &
200 Clarendon Street                                                  Compliance,
Boston, MA 02116                                                      Investors Bank &
10/4/71                                                               Trust Company
                                                                      (1999-present);
                                                                      Supervising Senior
                                                                      Accountant, KPMG LLP
                                                                      (1994-1998).

Sandra I. Madden                 Secretary      Secretary since June  Senior Associate
Investors Bank & Trust                          2002; Assistant       Counsel, Investors
Company                                         Secretary since       Bank & Trust Company
200 Clarendon Street                            March 2000            (1999-present);
Boston, MA 02116                                                      Associate at Scudder
8/29/66                                                               Kemper
                                                                      Investments, Inc.
                                                                      (1996-1999).

Ellen O'Leary Blanchard          Assistant      Since September 2002  Associate Counsel,
Investors Bank & Trust           Secretary                            Investors Bank &
Company                                                               Trust Company,
200 Clarendon Street                                                  (2002-present);
Boston, MA 02116                                                      Product Manager
12/28/73                                                              (1999-2002) Fund
                                                                      Accountant
                                                                      (1996-1999).

 (2) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

ITEM 2   CODE OF ETHICS.

     As of September 18, 2003, the Registrant adopted a Code of Ethics for Senior Officers pursuant to the Sarbanes-Oxley Act of 2002. For the year ended October 31, 2003, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 10(a).

ITEM 3   AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that the Registrant has more than one audit committee financial expert serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are C. Alan MacDonald and John O'Brien, both of whom are independent.

ITEM 4  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable to this filing.

ITEM 5   AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable to this filing.

ITEM 6   [RESERVED]

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this filing.

ITEM 8   [RESERVED]


ITEM 9   CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10  (EXHIBITS):

     (a)(1) Code of Ethics Described in Item 2:

     (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as
     Exhibit 99CERT.302

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.


FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, Seix Funds, Inc. (the "Registrant") has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Seix Funds, Inc.

          By:   /s/ Christina Seix
              ---------------------------------------
              Christina Seix, Chairman of the Board
              and Principal Executive Officer

          Date  January 5, 2004
               --------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

          By:   /s/ Christina Seix
              ----------------------------------------------
              Christina Seix, Chairman of the Board
              and Principal Executive Officer

          Date  January 5, 2004
              --------------------


          By:   /s/ John Talty
              -----------------------------------------------
              John Talty, President and Treasurer,
              Principal Financial Officer


          Date  January 5, 2004
              --------------------